                                PUTNAM
                                INVESTMENTS
                                [graphic]




                               Lincoln National

                               Global Asset Allocation Fund, Inc.

                               Semi-Annual Report

                               June 30, 2002



                                               Global Asset Allocation Fund

Lincoln National
Global Asset Allocation Fund, Inc.



Index

     Commentary                                                        1

     Statement of Net Assets                                           2

     Statement of Operations                                          16

     Statements of Changes in Net Assets                              17

     Financial Highlights                                             18

     Notes to Financial Statements                                    19

Lincoln National
Global Asset Allocation Fund, Inc.


Semi-Annual Portfolio Commentary
For the six months ended June 30, 2002


                              PUTNAM
                              INVESTMENTS
                              [graphic]
Managed by:



The Lincoln National Global Asset Allocation Fund returned -4.5%(1), outperforming its custom benchmark (50% S&P 500 Index, 40% Lehman Brother Aggregate Bond Index, and 10% Morgan Stanley EAFE Index*), which returned -4.9% for the six months ended June 30, 2002. Successful strategies across several portfolio components in the first three months of the period accounted for most of the outperformance. Underweighting the U.S. dollar also proved advantageous as the dollar weakened.

Global equity markets fell despite signs of economic recovery. A series of high-profile scandals following the Enron debacle fueled distrust in corporate accounting practices and the equity markets. Additional pressure came from rising tensions in the Middle East and India, ongoing threats of terrorism, and lingering equity overvaluation. Risk aversion propelled demand for bonds, which advanced on capital inflows.

We expect the global economy to continue to expand. The equity market decline has improved valuations across the board. Our proprietary valuation model is signaling that stock markets are attractively priced; we are now building an overweight equity position while keeping an eye on investor sentiment. Within an underweight fixed-income position, mortgage-backed securities continue to offer compelling opportunities. High-yield bonds remain vulnerable to news about questionable accounting practices.

Putnam Investments
Global Asset Allocation Team











(1) After the deduction of fund expenses.

* MSCI EAFE Index consists of more than 900 securities from selected countries in Europe, Australiasia and the Far East. Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. Salomon Brothers World Government Bond Index - A measurement of government bonds in ten global markets. Lehman Brothers Aggregate Bond Index - Composed of securities from Lehman Brothers Government/Credit Bond Index, Mortgage Backed Securities Index, and the Asset-Backed Securities Index. An investor cannot invest directly in the above indexes, which are unmanaged.


                        Global Asset Allocation Fund  1

Lincoln National

Global Asset Allocation Fund, Inc.

Statement of Net Assets##
June 30, 2002 (Unaudited)


                                                      Number of      Market
Common Stock - 57.6%                                  Shares         Value (US$)
--------------------------------------------------------------------------------
Aerospace & Defense - 0.9%
--------------------------------------------------------------------------------
  AAR                                                     7,000   $       70,630
+ Aviall                                                  3,800           53,200
+ BE Aerospace                                            4,200           55,356
  Boeing                                                  4,400          198,000
  British Aerospace (United
  Kingdom)                                               32,327          165,316
+ Ducommun                                                2,500           65,375
  Engineered Support Systems                              2,550          133,365
  General Dynamics                                          500           53,175
  Honeywell International                                 4,700          165,581
  Kaman Class A                                           4,200           70,392
+ L-3 Communications                                        200           10,800
  Lockheed Martin                                        10,900          757,550
  Northrop                                                5,450          681,250
  Raytheon                                                2,700          110,025
  Rockwell Collins                                          800           21,936
  Textron                                                   200            9,380
--------------------------------------------------------------------------------
                                                                       2,621,331
Automobiles & Automotive Parts - 1.4%
--------------------------------------------------------------------------------
  Autoliv (Sweden)                                          400           10,080
+ AutoNation                                              5,000           72,500
+ AutoZone                                                  400           30,920
  B.F. Goodrich                                             300            8,196
  Bayerische Motoren Werke
  (Germany)                                              12,756          525,959
  Clarcor                                                 2,300           72,795
+ Collins & Aikman                                       10,000           91,000
  Cooper Industries                                       7,000          275,100
+ CSK Auto                                                8,200          114,308
  Dana                                                      700           12,803
  Delphi Automotive Systems                               6,700           88,440
+ Dura Automotive Systems                                 3,800           78,850
  Ford Motor                                              4,000           64,000
  General Motors                                          2,200          117,590
  Genuine Parts                                             400           13,948
  Goodyear Tire & Rubber                                    200            3,742
+ Group 1 Automotive                                      2,750          104,033
  Honda Motor Limited (Japan)                            10,600          429,801
  Lear                                                      200            9,250
  Pep Boys                                                3,200           53,920
  PSA Peugeot Citroen (France)                            2,343          121,598
+ Sonic Automotive                                        3,900          100,425
  Thor Industries                                         1,520          108,315
+ Tower Automotive                                       14,800          206,460
  Toyota Motor (Japan)                                   45,600        1,209,812
  Winnebago Industries                                    4,300          189,200
--------------------------------------------------------------------------------
                                                                       4,113,045
Banking, Finance & Insurance - 11.6%
--------------------------------------------------------------------------------
  Abbey National (United Kingdom)                        13,550          159,549
  ACE Limited                                            13,200          417,120
  Acom (Japan)                                            2,700          184,490
  AFLAC                                                   1,300           41,600
  Allianz AG (Germany)                                    1,940          388,553
+ Allied Irish Banks (Ireland)                           23,989          316,045
  Ambac Financial Group                                   2,300          155,020
  Amcore Financial                                        3,400           78,778
  American Express                                        1,600           58,112
  American Financial Group                                  200            4,780
  American International Group                           19,791        1,350,339
  American Medical Security Group                         3,600           86,184
  American National Insurance                               100            9,630
+ Americredit                                               200            5,610
  Amerus Group                                            3,800          140,790
  AmSouth Bancorporation                                    700           15,666
  Anthracite Capital                                     14,900          197,425
  Aon                                                       400           11,792
  Arthur J. Gallagher                                       100            3,465
  Astoria Financial                                         200            6,410
  Banco Bradesco ADR                                      4,000           79,000


Banking, Finance &                                    Number of      Market
Insurance (Cont.)                                     Shares         Value (US$)
--------------------------------------------------------------------------------
  Banco Itau SA ADR                                       2,900   $       81,200
  Bank of America                                        16,300        1,146,868
  Bank of Ireland (Ireland)                               8,700          108,089
  Bank of New York                                       16,300          550,125
  Bank One                                                2,700          103,896
  Bankatlantic Bancorp Class A                           15,400          185,570
  Banknorth Group                                         1,900           49,438
  Barclays                                               11,500           96,759
  Bayerische Hypo-und Vereinsbank
  (Germany)                                               2,045           66,446
  BB&T                                                    4,000          154,400
  Bear Stearns                                              200           12,210
  Berkshire Hathaway Class B                                102          227,766
+ Blackrock                                               6,200          274,660
  BNP Paribas (France)                                   10,102          558,697
  Capital One Financial                                   1,100           67,155
  Centennial Bancorp                                      9,187           72,394
  Charles Schwab                                          2,000           22,400
  Charter One Financial                                  15,835          544,407
  Chubb                                                     800           56,640
+ Cie Finance Richemont
  (Switzerland)                                          18,671          424,669
  Cigna                                                   4,300          418,906
  Citigroup                                              51,716        2,003,994
  Citizens Bank                                           4,300          123,152
+ Coinstar                                                2,100           51,345
  Colonial BancGroup                                     11,800          177,000
  Comerica                                                9,800          601,720
  Commerce Group                                          3,450          136,448
  Community First Bankshares                              4,600          120,014
  Contifinancial Liquidated Trust                       165,347            7,854
  Countrywide Credit Industries                           1,000           48,250
  Danske Bank A/S (Denmark)                              24,167          444,985
  DBS Group Holdings (Singapore)                         17,282          121,294
  Dexia (Belgium)                                         6,440           99,282
  Doral Financial                                         9,700          323,883
  Downey Financial                                        2,600          122,980
  Erie Indemnity Company                                    400           16,204
  Fannie Mae                                              7,600          560,500
  FBL Financial Group Class A                             2,100           46,515
  Federated Investors Class B                               400           13,828
  Fidelity National Financial                             5,800          183,280
  Fifth Third Bancorp                                     5,575          371,574
  First American Financial                                3,050           68,778
  First Midwest Bancorp                                   2,750           76,395
  First Tennessee National                                  500           19,150
+ Firstfed Financial                                      5,000          145,000
  Flagstar Bancorp                                        5,750          132,825
  Fleet Boston Financial                                  6,400          207,040
  Freddie Mac                                            12,400          758,880
  Gabelli Asset Management Class A                          350           12,775
  Golden State Bancorp                                      300           10,875
  Golden West Financial                                     100            6,878
  Goldman Sachs Group                                     3,300          242,055
  GreenPoint Financial                                    1,700           83,470
  Grupo Financiero Bancomer
  (Mexico)                                                7,500            6,131
  Hartford Financial Services                             3,000          178,410
  Hilb, Rogal & Hamilton                                  5,750          260,188
  Household International                                 9,150          454,755
  HSBC Holdings (United Kingdom)                         11,638          133,754
  Hudson United Bancorp                                  15,550          444,108
  Huntington Bancshares                                     200            3,884
  Independent Bank - Mass                                 3,600           82,404
  Independent Bank - Michigan                             1,307           41,249
  ING Groep (Netherlands)                                60,132        1,544,044
  Investment Technology                                     150            4,905
  Investor AB B Shares (Sweden)                          50,590          443,122
  Investors Financial Services                              550           18,447
  Irwin Financial                                         8,900          178,890
  Istituto Bancario San Paolo (Italy)                    38,814          389,460
  J.P. Morgan Chase                                      11,900          403,648
  Jefferson-Pilot                                           600           28,332
  Julius Baer Holdings AG-B
  (Switzerland)                                             710          203,948
+ Kookmin Bank                                            1,800           88,470
  Legg Mason                                                200            9,842
  Lehman Brothers Holdings                                3,500          218,820


                        Global Asset Allocation Fund  2

Banking, Finance &                                    Number of      Market
Insurance (Cont.)                                     Shares         Value (US$)
--------------------------------------------------------------------------------
  Loews Corporation                                         100   $        5,370
  M & T Bank                                              2,750          235,840
  MAF Bancorp                                             1,300           48,880
  Marshall & Ilsley                                       1,400           42,588
  MBIA                                                    1,700           96,101
  MBNA                                                   13,000          429,910
  Mellon Financial                                        9,400          295,442
  Mercantile Bankshares                                   1,100           45,133
  Merrill Lynch & Company                                15,150          613,575
  Metris Companies                                        8,000           66,480
  Metropolitan Life Insurance                               400           11,520
  MGIC Investment                                           500           33,900
  Morgan Stanley Dean Witter                              9,100          392,028
  Muenchener Rueckversicherungs-
  Gisellschaft (Germany)                                  4,046          957,001
  National City                                           2,400           79,800
  National Commerce Financial                               400           10,520
  New Century Financial                                  21,800          762,346
  Nikko Securities (Japan)                               51,000          257,425
  Nordea (Sweden)                                        23,720          129,047
  North Fork Bancorporation                                 500           19,905
  Northern Trust                                            100            4,406
  ORIX Finance-Leasing (Japan)                            2,500          201,694
  Overseas Chinese Banking
  (Singapore)                                            30,700          203,306
  PMI Group                                               4,600          175,720
  PNC Financial Group                                       900           47,052
  Prosperity Bancshares                                     600           10,931
  Provident Bankshares                                    5,350          126,742
  Providian Financial                                     4,000           23,520
  R & G Financial                                         1,400           33,194
  Radian Group                                            7,300          355,364
  Regions Financial                                         300           10,545
  Republic Bancorp                                       12,420          185,555
  SEI                                                       500           14,085
  Sky Financial Group                                     4,750          100,463
  SLM                                                       300           29,070
  Societe Generale (France)                               7,229          476,195
  Sovereign Bancorp                                       1,200           17,940
  St. Paul                                                  300           11,676
+ Startek                                                 1,100           29,414
  State Street Bank                                         600           26,820
  Sterling Bancorp                                          400           14,040
  Sterling Bancshares                                    10,600          156,562
+ Stewart Information Services                            2,800           56,392
  Stilwell Financial                                        500            9,100
  Student Loan                                              700           57,988
  Sun Life Financial Services
  (Canada)                                               15,985          345,997
  Suntrust Banks                                            500           33,860
  Svenska Handelsbanken A Shares
  (Sweden)                                               19,189          293,354
  T. Rowe Price Group                                       200            6,576
  TCF Financial                                             200            9,820
  Texas Regional Bancshares                                 500           24,805
  Torchmark                                                 200            7,640
  Toronto-Dominion Bank (Canada)                          5,422          128,055
  Trustmark                                               6,800          173,740
  UBS Ag (Switzerland)                                    1,340           67,394
  UCBH Holdings                                           1,400           53,214
  Unibanco GDR                                            4,800           79,200
  Unionbancal                                               400           18,740
  United Overseas Bank (Singapore)                       18,000          129,390
  UnumProvident                                           2,100           53,445
  US Bancorp                                             47,807        1,116,293
  Wachovia                                               14,800          565,064
  Washington Federal                                      8,360          211,174
  Washington Mutual                                      12,650          469,442
  Webster Financial                                       5,700          217,968
  Wells Fargo                                             9,600          480,576
  Westamerica Bancorporation                              1,800           70,524
  Wilmington Trust                                          200            6,100
  XL Capital Class A                                      5,100          431,970
  Zion Bancorp                                            1,700           88,570
--------------------------------------------------------------------------------
                                                                      33,401,583


                                                     Number          Market
Buildings & Materials - 1.3%                         of Shares       Value (US$)
--------------------------------------------------------------------------------
  Ameron International                                    2,300   $      165,140
  Apogee Enterprises                                     13,800          198,168
  Bouygues (France)                                      13,393          374,190
  Cemex ADR                                               8,300          218,788
+ Champion Enterprises                                    7,900           44,398
+ CRH (Ireland)                                          24,066          402,861
+ Fleetwood Enterprises                                  23,100          200,970
  Fluor                                                     300           11,685
+ Griffon                                                 8,500          153,850
  Holcim Limited Class B
  (Switzerland)                                           1,453          333,411
  Hughes Supply                                           3,700          163,947
  Lafarge SA (France)                                     4,328          431,707
  Lennox International                                    9,800          176,302
  MasTec                                                  1,500           11,040
  Meritage                                                4,300          194,360
  NVR                                                       570          184,110
  Quanex                                                  6,350          277,495
  Tennant                                                 1,000           39,600
  USG                                                     6,400           44,800
--------------------------------------------------------------------------------
                                                                       3,626,822
Business Services - 0.8%
--------------------------------------------------------------------------------
+ Aaipharma                                               5,200          116,896
  ABB (Switzerland)                                      32,104          285,824
  Accenture                                               1,200           22,800
+ Actrade Financial Technologies                          4,700           48,974
+ Cendant                                                12,500          198,500
  Compass Group (United Kingdom)                         43,824          265,191
+ Concord EFS                                             1,000           30,140
+ Convergys                                               1,100           21,428
  Deluxe                                                    600           23,334
+ Dun & Bradstreet                                          100            3,305
  Emcor Group                                             1,950          113,120
+ Freemarkets                                             1,500           21,195
  H&R Block                                                 500           23,075
+ HOTELS.COM                                                600           25,338
+ Kforce.COM                                              6,700           39,865
+ KPMG Consulting                                        23,500          349,210
  Manpower                                                  200            7,350
  MPS Group                                               2,700           22,950
+ Right Management Consultants                           12,950          340,572
+ Sabre Group Holdings                                      400           14,320
+ Scansource                                                550           33,776
+ Teletech Holdings                                       3,300           31,482
  Vivendi Environment                                     5,060          156,164
  World Fuel Services                                     2,100           51,240
--------------------------------------------------------------------------------
                                                                       2,246,049
Cable, Media & Publishing - 1.5%
--------------------------------------------------------------------------------
  Asatsu-DK (Japan)                                       2,500           54,439
  Banta                                                   2,300           82,570
  Bowne & Company                                         4,900           72,226
  British Sky Broadcasting
   (United Kingdom)                                       6,100           58,530
  Charter Communications Class A                          9,800           39,984
+ Clear Channel Communications                            7,150          228,943
  Cox Radio Class A                                         200            4,820
  Donnelley & Sons                                          200            5,510
+ Echostar Communications Class A                        14,200          263,552
+ Fox Entertainment Group                                10,900          237,075
  Fuji Television Network (Japan)                            49          283,306
  Gannett                                                   300           22,770
  Harland (John H.) Company                               3,000           85,920
  Havas Advertising (France)                             17,014          104,683
+ Hispanic Broadcasting                                     200            5,220
  InterPublic Group                                       1,000           24,760
  Knight-Ridder                                             200           12,590
  Liberty Media Class A                                  34,600          328,700
  McGraw-Hill                                               500           29,850
  Mediaset SPA (Italy)                                    6,300           48,780
  Moody's Investors Services                                200            9,950
  New York Times                                            300           15,450
  Pinnacle Systems                                        2,900           31,868
  Reynolds & Reynolds Class A                               300            8,385
  Singapore Press Holdings
  (Singapore)                                            10,000          112,636
  The News Corporation                                   20,115          461,237

                        Global Asset Allocation Fund  3


                                                      Number         Market
Cable, Media & Publishing (Cont.)                     of Shares      Value (US$)
--------------------------------------------------------------------------------
  Tribune                                                 2,700    $     117,450
  United Business Media
  (United Kingdom)                                       21,557          142,112
+ Univision Communications Class A                          400           12,560
+ USA Networks                                           10,400          243,880
+ Valassis Communications                                 1,700           62,050
+ Viacom Class B                                         16,062          712,670
  Wallace Computer Services                               8,100          174,150
  WPP Group (United Kingdom)                             47,059          397,382
--------------------------------------------------------------------------------
                                                                       4,496,008
Chemicals - 1.0%
--------------------------------------------------------------------------------
+ Airgas                                                 11,900          205,870
  Akzo Nobel (Netherlands)                                7,435          323,744
  Arch Chemicals                                          2,300           56,189
  BASF (Germany)                                         13,299          616,647
  Beckman Coulter                                           200            9,980
  BOC Group (United Kingdom)                              6,221           96,530
  Ciba Specialty Chemicals
  (Switzerland)                                           4,280          342,946
  Dow Chemical                                            3,700          127,206
  DuPont(E.I.)deNemours                                   4,600          204,240
  Eastman Chemical                                          200            9,380
  Englehard                                               8,600          243,552
  Fuller (H.B.)                                           2,400           70,296
  Hercules                                                  300            3,576
  Monsanto                                                  300            5,340
  Omnova Solutions                                        9,500           79,800
  Polyone                                                 9,200          103,500
  PPG Industries                                          3,300          204,270
  Rohm & Haas                                             1,700           68,833
  Sherwin-Williams                                          300            8,979
--------------------------------------------------------------------------------
                                                                       2,780,878
Computers & Technology - 4.2%
--------------------------------------------------------------------------------
+ 1-800-FLOWERS.COM                                       4,500           50,220
+ Activision                                              4,500          130,770
+ Acxiom                                                    200            3,498
  Adobe Systems                                             500           14,250
  Aether Systems                                         17,100           50,445
  American Power Conversion                                 400            5,052
+ Ansys                                                   3,900           78,390
+ AOL Time Warner                                        15,200          223,592
+ Artisan Components                                      1,900           17,100
+ Aspen Technology                                        5,000           41,700
  Autodesk                                                  600            7,950
  Automatic Data Processing                               8,500          370,175
+ Avid Technology                                        11,600          107,416
+ Avocent                                                 3,300           52,536
+ BEA Systems                                             1,800           17,118
  BISYS Group                                               400           13,320
+ BMC Software                                           12,400          205,840
+ Cadence Design Systems                                    500            8,060
  Cap Gemini (France)                                     1,600           63,601
+ Carreker                                                9,400          106,408
  Centillium Communications                               7,900           68,888
+ CGS Systems International                                 300            5,742
+ Checkfree                                               4,600           71,944
+ Ciber                                                   5,200           37,700
+ Cisco Systems                                          58,400          814,680
+ Citrix Systems                                            700            4,228
+ Cognizant Technology Solutions                            700           37,625
  Computer Associates International                      12,100          192,269
  Computer Sciences                                       2,500          119,500
+ Computer Task Group                                     5,300           26,341
+ Compuware                                                 800            4,856
+ Comverse Technology                                       400            3,704
  Cypress Semiconductor                                   1,500           22,770
+ Datastream Systems                                      1,100            7,810
+ Dell Computer                                          22,000          575,080
  Diebold                                                   100            3,724
+ Documentum                                              4,100           49,200
+ DST Systems                                               200            9,142
  Electronic Data Systems                                 1,100           40,865
+ Electronics Arts                                        3,000          198,150
  EMC                                                    22,600          170,630
+ Emulex                                                    100            2,251
+ Filenet                                                 2,800           40,600
  Fiserv                                                    300           11,013
+ Gartner Group                                           8,300           82,502

                                                      Number         Market
Computers & Technology (Cont.)                        of Shares      Value (US$)
--------------------------------------------------------------------------------
+ Gateway                                                  500    $        2,220
  Hewlett-Packard                                       41,627           636,061
+ Hutchinson Technology                                  3,500            54,740
  Imation                                                8,500           252,960
  Inter-Tel                                              6,900           117,024
  International Business Machines                        7,250           522,000
+ Intertrust Technologies                               16,700            50,267
+ Iomega                                                20,720           266,252
+ J.D. Edwards & Company                                16,000           194,400
+ Kana Software                                         10,640            42,560
  Linear Technology                                      8,100           254,583
+ MCAFEE.COM                                            14,350           210,084
+ Mentor Graphics                                          700             9,954
  Michron Technology                                     7,200           145,584
+ Microsoft                                             45,370         2,481,740
  MTS Systems                                            9,300           116,715
  Mykrolis                                                 135             1,594
+ NCR                                                    4,800           167,280
+ NetIQ                                                  1,000            22,630
  Network Associates                                     5,000            96,350
+ Oracle                                                25,600           242,432
+ Overture Services                                      2,000            49,960
+ PeopleSoft                                             6,800           101,184
+ PER-SE Technologies                                    4,800            44,155
  Perot Systems Class A                                  4,100            44,649
  Pioneer Standard Electronics                           8,000            83,120
+ Pixar                                                    300            13,230
+ Quantum - DLT & Storage                                1,600             6,720
+ REGISTER.COM                                          11,100            84,582
+ Roxio                                                  1,800            12,960
+ S1                                                     6,200            45,818
+ Safeguard Scientific                                  40,700            81,400
+ Siebel Systems                                           800            11,376
+ Silicon Graphics                                      42,400           124,656
  Standard Register                                      7,550           258,135
  Storage Technology                                     7,100           113,387
+ Sun Microsystems                                       3,300            16,533
+ SunGard Data Systems                                     600            15,888
+ Symantec                                                 200             6,570
+ Synopsys                                               2,240           122,774
+ Take-Two Interactive Software                          9,700           199,723
  Tietoenator Oyj (Finland)                              5,931           146,436
  Unisys                                                 6,600            59,400
+ United Online                                          4,900            58,898
+ Unova                                                 20,500           133,045
+ VeriSign                                               1,400            10,066
+ Veritas Software                                       1,800            35,622
+ WebMethods                                             1,300            12,870
+ Websense                                               2,700            69,039
  Xerox                                                  1,300             9,061
--------------------------------------------------------------------------------
                                                                      12,027,342
Consumer Products - 1.0%
--------------------------------------------------------------------------------
  3M                                                       700            86,100
  Avon Products                                            400            20,896
  Black & Decker                                           200             9,640
+ Central Garden & Pet                                   1,800            31,554
  Church & Dwight                                        3,900           122,187
  Clorox                                                   400            16,540
  Colgate-Palmolive                                      9,800           490,490
  Dial                                                  10,905           218,318
+ Elizabeth Arden                                        2,300            40,250
  Fuji Photo Film (Japan)                                9,000           290,589
  Gillette                                               1,400            47,418
  International Flavors & Fragrances                       600            19,494
+ Kadant                                                 3,700            61,050
  Kao                                                    8,000           184,215
  Kimberly-Clark                                         6,800           421,600
  Mattel                                                 2,900            60,929
  Maytag                                                   200             8,530
  Nu Skin Asia Pacific Class A                           2,400            19,440
  Olympus Optical (Japan)                                7,000            97,764
  Procter & Gamble                                       2,500           223,250
  Steelcase Class A                                        400             5,352
  Tyco International                                    12,700           171,577
+ U.S. Industries                                        9,100            31,395
  Walter Industries                                      6,600            89,100
--------------------------------------------------------------------------------
                                                                       2,767,678

                        Global Asset Allocation Fund  4

                                                     Number of       Market
Consumer Services - 0.2%                             Shares          Value (US$)
--------------------------------------------------------------------------------
  Aaron Rents                                             2,950   $       70,653
  American Greetings Class A                              9,600          159,935
  CDI                                                     4,550          148,103
+ Labor Ready                                             7,400           43,290
  Secutitas AB (Sweden)                                   7,772          159,830
  ServiceMaster                                           4,300           58,996
--------------------------------------------------------------------------------
                                                                         640,807
Electronics & Electrical Equipment - 3.8%
--------------------------------------------------------------------------------
  Advantest (Japan)                                       1,800          112,031
+ Affiliated Computer Services                            1,700           80,716
  Agere Systems                                           1,481            2,222
+ Agilent Technologies                                    2,400           57,312
  Analog Devices                                            700           20,790
  Anixter International                                   5,100          118,524
+ Applied Micro Circuits                                    900            4,257
  Arrow Electronics                                       2,000           41,500
+ Atmel                                                   2,000           12,520
  Avnet                                                   1,000           21,990
  AXT                                                     2,400           19,152
+ Benchmark Electronics                                  15,250          439,810
  Broadcom Class A                                        8,800          154,352
  Brooks-Pri Automation                                     936           23,924
  Canon (Japan)                                          14,000          529,117
  Celeritek                                               1,000            6,600
  Cymer                                                   2,600           91,104
  Dixons Group (United Kingdom)                          66,400          193,311
  Dupont Photomasks                                       3,700          120,176
  Eaton                                                     200           14,550
+ Electro Rent                                            2,000           25,980
  Emerson Electric                                        3,700          197,987
+ Ess Technology                                         11,600          203,464
+ Exar                                                    4,900           96,628
  Fisher Scientific                                       7,900          221,200
  Flextronics International                               5,500           39,215
  General Cable                                          16,900          106,470
  General Electric                                       72,303        2,100,401
+ Genesis Microchip                                       1,385           11,163
+ Integrated Device Technology                            6,600          119,724
  Intel                                                  66,000        1,205,820
+ Intermagnetics General                                  3,466           70,013
+ Intersil Holdings                                       5,420          115,880
+ KLA Instruments                                         5,800          255,142
+ Lam Research                                              400            7,192
+ LSI Logic                                                 300            2,625
  LTX                                                     5,200           74,256
+ Marvell Technology Group                                9,500          188,955
  Matsushita Electric Works (Japan)                      13,000           93,275
+ Maxim Integrated Products                               6,600          252,978
+ Measurement Specialties                                   100              300
+ Microchip Technology                                      750           20,573
  MIPS Technologies Class A                               4,200           25,914
+ Molecular Devices                                         900           16,020
  Molex                                                     200            6,706
  Motorola                                                5,800           83,636
+ National Semiconductor                                    400           11,668
+ Novellus Systems                                        4,000          136,000
+ Oak Technology                                          8,900           40,317
+ Photronics                                              3,890           73,677
+ PMC - Sierra                                            1,900           17,613
+ QLogic                                                  5,600          213,360
  Rambus                                                  4,500           18,405
+ RF Micro Devices                                          500            3,810
  Rohm (Japan)                                              900          134,332
+ Samsung Electronics (Korea)                             5,487        1,500,601
+ Sanmina                                                   658            4,152
+ Silicon Laboratories                                    3,400           92,004
+ Skyworks Solutions                                      8,700           48,285
  Smiths Industries (United
  Kingdom)                                               16,606          215,782
  Sony (Japan)                                           11,000          580,928
  Texas Instruments                                       2,200           52,140
+ Trimble Navigation Limited                              2,200           34,100
+ Varian Semiconductor Equipment                            800           27,144
  Virage Logic                                              600            7,812
+ Vishay Intertechnology                                    300            6,600
+ Waters                                                    300            8,010
  Whirlpool                                                 500           32,680
+ Zygo                                                      700            5,635
--------------------------------------------------------------------------------
                                                                      10,870,530

                                                      Number of      Market
                                                      Shares         Value (US$)
--------------------------------------------------------------------------------
Energy - 4.0%
--------------------------------------------------------------------------------
  Amerada Hess                                              300   $       24,750
  Anadarko Petroleum                                        200            9,860
  Baker Hughes                                            1,300           43,277
+ BJ Services                                             6,300          213,444
  Burlington Resources                                      800           30,400
  Chevrontexaco                                           3,795          335,858
  Conoco                                                 14,100          391,980
  Constellation Energy                                    2,400           70,416
  Devon Energy                                            2,300          113,344
  Dynegy                                                 10,500           75,600
  El Paso Energy                                          6,300          129,843
  ENSCO International                                       300            8,178
  EOG Resources                                           5,800          230,260
+ Exco Resources                                          1,200           18,108
  Exxon Mobil                                            49,500        2,025,540
  Frontier Oil                                           11,100          193,362
  GlobalSantaFe                                           5,600          153,160
  Halliburton                                             1,100           17,534
  Holly                                                   4,500           75,375
+ Houston Exploration                                     4,900          146,265
+ Key Production Company                                  6,100          118,950
+ Magnum Hunter Resources                                 6,000           47,340
  Marathon Oil                                            4,900          132,888
  Massey Energy                                             300            3,810
+ Mirant                                                  2,557           18,666
+ Nabors Industries                                         200            7,032
  Natco Group                                             2,500           20,625
  National Fuel Gas                                       2,300           51,773
  Nisource                                                  300            6,549
+ Noble                                                   4,200          162,120
+ Nuevo Energy                                            3,500           55,300
  Occidental Petroleum                                    1,100           32,989
  Patina Oil & Gas                                        4,225          115,850
+ Peabody Energy                                          2,900           82,128
  Petroleo Brasiliero (Brazil)                           15,578          293,801
  Phillips Petroleum                                      5,320          313,242
+ Plains Resources                                        3,700           98,975
+ Quicksilver Resources                                   1,800           46,152
+ Range Resources                                        15,300           85,680
  Rowan Companies                                         6,000          128,700
  Royal Dutch Petroleum
  (Netherlands)                                           4,500          248,715
  Sempra Energy                                             500           11,065
  Shell Transport & Trading (United
  Kingdom)                                              174,255        1,316,089
  Smith International                                       200           13,638
+ Southwestern Energy                                     9,300          141,174
+ Stone Energy                                            1,900           76,475
   Suncor Energy (Canada)                                10,436          182,522
+ Tom Brown                                               5,600          158,760
  Total Fina Elf SA (France)                             13,638        2,214,284
  Total Fina Elf ZAR ADR                                  5,300          428,770
+ Unocal                                                  9,100          336,154
  Valero Energy                                             370           13,845
  Westport Resources                                      8,300          136,120
  Williams                                                  200            1,198
  Xcel Energy                                               500            8,385
  Xto Energy                                              9,650          198,790
--------------------------------------------------------------------------------
                                                                      11,615,108
Environmental Services - 0.4%
--------------------------------------------------------------------------------
  Allied Waste Industries                                   700            6,797
+ Horizon Offshore                                        2,200           18,568
  Republic Services Class A                              17,800          339,446
+ Stericycle                                              3,800          134,558
+ Tetra Technologies                                      9,700          257,535
  Veritas DGC                                             5,300           66,780
  Waste Management                                        9,700          252,685
--------------------------------------------------------------------------------
                                                                       1,076,369
Food, Beverage & Tobacco - 3.4%
--------------------------------------------------------------------------------
  Altadis ZAR (Spain)                                     6,775          139,842
  Anheuser Busch                                          7,900          395,000
  Archer-Daniels-Midland                                  1,155           14,772
+ Aurora Foods                                              708            1,140
  British American Tobacco (United
   Kingdom)                                              11,300          120,999

                        Global Asset Allocation Fund  5

Food, Beverage &                                      Number of      Market
Tobacco (Cont.)                                       Shares         Value (US$)
--------------------------------------------------------------------------------
  Brown-Forman Class B                                      850   $       58,684
+ Buca                                                    3,000           57,150
  Cadbury Schweppes (United
  Kingdom)                                               33,200          249,104
  Campbell Soup                                             300            8,298
  Coca Cola                                              10,300          576,800
  Coca-Cola Enterprises                                   9,400          207,552
  Companhia De Bebidas ADR                                8,814          136,970
  ConAgra                                                   400           11,060
  Darden Restaurants                                      1,800           44,460
  Diageo (United Kingdom)                                26,460          343,222
  Dole Food                                               5,600          162,400
  Fomento Economico Mexicano                              3,100          121,582
  Fortune Brands                                          9,800          548,212
  General Mills                                           3,200          141,056
  Groupe Danone (France)                                  1,165          160,157
  Heinz (H.J.)                                            5,500          226,050
  Hershey Foods                                             300           18,858
  International Multifoods                                2,200           57,992
  Interstate Bakeries                                     9,750          281,580
  Japan Tobacco (Japan)                                       1            6,708
  JM Smucker                                                 50            1,707
  Kellogg Company                                           400           14,344
  Korea Tobacco & Gin GDR 144A
  (Korea)                                                 4,400           28,600
+ Kraft Foods Class A                                     6,600          270,270
  Loews Group - Carolina Group                              400           10,820
  McCormick & Company                                       600           15,450
  Nash Finch                                              5,050          161,398
  Nestle SA Class B (Switzerland)                         4,009          934,737
  Pepsi Bottling Group                                   12,100          372,680
  PepsiCo                                                13,335          642,747
+ Performance Food Group                                  5,000          169,300
  Philip Morris                                          37,100        1,620,527
  RJ Reynolds Tobacco Holdings                              600           32,250
  Ruddick                                                 3,500           58,625
  Sanderson Farms                                         2,800           70,028
  Sara Lee                                                2,100           43,344
  South African Breweries (United
  Kingdom)                                               43,702          343,056
  Supervalu                                               1,000           24,530
  Sysco                                                   1,600           43,552
  Tesco (United Kingdom)                                135,664          493,701
  Tyson Food Class A                                      2,304           35,735
  United Natural Foods                                    4,500           87,750
  UST                                                       400           13,600
  Yum! Brands                                             9,100          266,175
--------------------------------------------------------------------------------
                                                                       9,844,574
Healthcare & Pharmaceuticals - 7.9%
--------------------------------------------------------------------------------
  Abbott Laboratories                                    12,200          459,330
+ Abiomed                                                 1,500           12,719
+ Accredo Health                                          1,791           82,615
+ Albany Molecular Research                               1,300           27,482
  Allergan                                                4,000          267,000
+ Amgen                                                  17,450          730,806
+ Andrx Group                                             3,200           86,304
  Anthem                                                  2,500          168,050
+ Apogent Technologies                                      400            8,228
+ Applied Molecular Evolution                             3,100           17,918
+ Apria Healthcare Group                                  9,000          201,600
  AstraZeneca (United Kingdom)                           38,838        1,604,880
  Avigen                                                  1,100           10,351
+ Barr Laboratories                                       3,300          209,649
  Baxter International                                    8,100          359,964
  Becton Dickinson                                          700           24,115
  Beverly Enterprises                                    19,200          146,112
  Bio-Rad Laboratories Class A                            3,900          177,450
  Biogen                                                    300           12,429
+ Biosite Diagnostics                                     2,175           61,226
  Bristol-Myers Squibb                                    9,700          249,290
  C.R. Bard                                                 200           11,316
  Cardinal Health                                         3,700          227,217
+ Caremark RX                                             2,100           34,650
+ Celgene                                                   100            1,530
+ Chiran Bio-Tech                                         1,000           35,350
+ Closure Medicaloration                                  1,300           18,200
+ Cobalt                                                  7,500          171,000
  Connetics                                               5,100           65,887


Healthcare &                                         Number of       Market
Pharmaceuticals (Cont.)                              Shares          Value (US$)
--------------------------------------------------------------------------------
+ Corixa                                                  8,200   $       56,170
+ Cyberonics                                             10,900          142,997
+ Cytyc                                                     400            3,048
+ Davita                                                  6,900          164,220
  Dentsply International                                    300           11,073
  Diagnostic Products                                     2,840          105,080
+ Digene                                                  2,600           30,581
  Eli Lilly                                               7,050          397,620
+ Endo Pharmaceuticals Holdings                           4,600           32,200
   Entremed                                               1,700            5,219
+ Enzon                                                   5,250          131,880
+ Exact Sciences                                          1,000           15,970
  Express Scripts Class A                                   425           21,297
+ Forest Laboratories                                       300           21,240
+ Genentech                                                 300           10,050
+ Genta                                                   1,100            9,119
  Gentiva Health Services                                 9,300           83,607
+ Genzyme - General Division                                700           13,468
  GlaxoSmithKline (United
  Kingdom)                                               51,550        1,114,980
+ Guilford Pharmaceuticals                                4,300           32,422
  HCA                                                    13,900          660,250
+ Health Management Associates
  Class A                                                 9,400          189,410
  Health Net                                                400           10,708
+ Healthsouth                                               700            8,953
+ Human Genome Sciences                                     200            2,680
+ IDEC Pharmaceuticals                                    2,000           70,900
+ Idexx Laboratories                                      1,400           36,106
+ Ilex Oncology                                             800           11,272
  IMS Health                                                900           16,155
+ Inamed                                                  2,900           77,488
+ Intermune                                               6,000          126,600
+ Inverness Medical Innovation                              580           11,716
+ Invitrogen                                              4,700          150,447
+ Isis Pharmaceuticals                                    4,600           43,746
  Ivax                                                      125            1,350
  Johnson & Johnson                                      24,872        1,299,811
  K V Pharmaceutical Class B                              2,100           55,125
  King US                                                 8,300          184,675
+ Laboratory Corporation of
  American Holdings                                       6,800          310,420
+ Ligand Pharmaceuticals Class B                          5,500           79,750
+ Maxygen                                                 3,900           46,718
  McKesson HBOC                                             700           22,890
+ Medicines Company                                       1,000           12,330
+ Medimmune                                               7,900          208,560
  Medtronic                                              11,700          501,345
  Mentor                                                  9,700          356,077
  Merck & Company                                        18,900          957,096
  Microvision                                               900            4,707
+ Mid Atlantic Medical Services                          11,400          357,390
  Mylan Laboratories                                        300            9,405
+ Napro Biotherapeutics                                   1,400            9,184
+ NBTY                                                   10,100          156,348
  Novartis AG (Switzerland)                              14,642          643,923
+ Ocular Sciences                                         5,900          156,350
+ Oxford Health Plans                                     3,100          144,026
+ Pain Therapeutics                                       2,300           19,228
+ Perrigo Company                                         8,700          113,100
  Pfizer                                                 63,150        2,210,249
+ Pharmaceutical Product
  Development                                             4,100          107,994
  Pharmacia                                              15,550          582,348
+ Pharmacopeia                                            2,400           20,446
+ Pharmacyclics                                           4,600           20,424
+ Possis Medical                                          7,900           97,557
+ Prime Medical Services                                  4,600           53,452
  PSS World Medical                                      15,400          124,740
+ Quintiles Transnational                                   300            3,747
+ Respironics                                             1,300           44,265
  Sankyo (Japan)                                          9,000          122,393
  Sanofi-Synthelabo (France)                             17,404        1,058,793
  Schering-Plough                                         7,400          182,040
+ Scios                                                   3,200           97,952
+ Select Medical                                          5,400           84,564
+ Sepracor                                                7,900           75,445
+ Sequenom                                                8,800           31,064

                        Global Asset Allocation Fund  6

Healthcare &                                         Number of       Market
Pharmaceuticals (Cont.)                              Shares          Value (US$)
--------------------------------------------------------------------------------
  Shionogi (Japan)                                        9,000   $      114,809
+ Sierra Health Services                                  4,700          105,045
+ Specialty Laboratories                                  7,500           62,175
  St Jude Medical                                           100            7,394
  Stryker                                                   300           16,053
+ Sybron Dental Specialties                                 100            1,850
  Synthes-Stratec (Switzerland)                             162           99,056
  Tenet Healthcare                                        1,100           78,705
  Teva Pharmaceutical ADR                                 2,800          186,984
+ Theragenics                                             9,000           75,870
  Titan Pharmaceuticals                                   4,500           16,425
+ Trigon Healthcare                                       2,400          241,392
  United Health Group                                     6,300          576,765
  US Oncology                                            11,800           98,294
  Varian Associates                                       3,700          150,035
+ Wellpoint Health Networks                               3,700          287,897
  Wyeth                                                  14,500          742,400
  Zimmer Holdings                                         1,970           70,250
--------------------------------------------------------------------------------
                                                                      22,800,020
Industrial Machinery - 0.8%
--------------------------------------------------------------------------------
  Applied Industrial Technologies                         2,600           50,700
+ Applied Materials                                      16,000          304,320
  Brambles Industries Limited
  (Australia)                                            22,400          118,701
  Brambles Industries PLC (United
  Kingdom)                                               27,300          136,279
  Caterpillar                                               500           24,475
  Celestica                                               6,100          138,531
  Crane Company                                             300            7,608
  Dover                                                     700           24,500
+ Enpro Industries                                           60              337
  Gardner Denver                                          3,250           65,000
  Grainger (W.W.)                                         3,000          150,300
  Helix Technology                                        4,900          100,940
  Illinois Tool Works                                       500           34,460
  Ingersoll-Rand                                          3,600          164,376
  Intermet                                                6,100           65,514
  Lincoln Electric Holdings                               5,200          139,880
  Nacco Industries Class A                                  720           41,832
  Pall                                                    4,900          101,675
  Parker Hannifin                                         4,400          210,276
  Pentair                                                   200            9,616
  Presstek                                                1,700            6,800
  Rockwell International                                    600           11,910
  Sandvik (Sweden)                                        9,258          231,187
+ Semitool                                                5,300           43,248
+ Shaw Group                                              2,900           89,030
  Tecumseh Products Class A                               1,500           79,620
+ Thermo Electron                                           300            4,950
--------------------------------------------------------------------------------
                                                                       2,356,065
Leisure, Lodging & Entertainment - 1.7%
--------------------------------------------------------------------------------
  Accor (France)                                          5,383          218,338
  AMC Entertainment                                       7,000           99,400
+ Ameristar Casinos                                       8,250          239,745
  Applica                                                 7,200           89,280
+ Argosy Gaming Company                                   4,950          140,580
+ Aztar                                                   5,950          123,760
+ Boyd Gaming                                             8,300          119,188
+ California Pizza Kitchen                                1,400           34,720
  CBRL Group                                              5,000          152,600
+ Choice Hotels International                             3,800           76,038
+ Department 56                                           3,800           61,864
  Eastman Kodak                                             600           17,502
  Grupo Televisa SA GDR                                   3,810          142,418
+ Gtech Holdings                                         22,100          564,433
  Harley-Davidson                                         5,250          269,168
+ Harrah's Entertainment                                    400           17,740
  Hilton Group (United Kingdom)                          28,400           98,482
  International Game Technology                           4,750          269,325
  International Speedway Class A                            200            8,020
  Isle of Capri Casinos                                   3,000           60,750
  Johnson Outdoors Class A                                2,700           45,441
  Lone Star Steakhouse & Saloon                           6,400          150,976
+ Macrovision                                               100            1,311
  Marriott International Class A                          3,500          133,175
  McDonald's                                             12,500          355,625
+ Memberworks                                             3,250           60,223

Leisure, Lodging &                                    Number of      Market
Entertainment (Cont.)                                 Shares         Value (US$)
--------------------------------------------------------------------------------
  MGM Grand                                                 400   $       13,500
+ Movie Gallery                                           4,100           86,592
  Nintendo (Japan)                                        1,500          220,883
  Nippon Television Network (Japan)                         510          113,778
+ Papa John's International                               3,600          120,204
+ Penn National Gaming                                    3,200           58,080
+ Pinnacle Entertainment                                  5,300           56,339
  Royal Caribbean Cruises                                 3,900           76,050
  Scientific Games                                        3,500           27,790
  Sonic                                                   3,200          100,512
  Television Francaise (France)                           6,638          177,725
  Walt Disney                                            21,000          396,899
  Wendy's International                                     400           15,932
--------------------------------------------------------------------------------
                                                                       5,014,386
Metals & Mining - 0.7%
--------------------------------------------------------------------------------
  Alcoa                                                   2,000           66,300
  BHP Billiton Limited (Australia)                       49,685          287,274
  BHP Billiton PLC (United
  Kingdom)                                               31,700          172,256
  Carpenter Technology                                    1,300           37,453
  Cia Vale DO Rio Doce ADR                                6,900          184,903
  Cleveland Cliffs Iron                                   2,350           63,591
  Freeport-McMoRan Copper &
  Gold Class B                                            8,400          149,940
  Newmont Mining                                            100            2,633
  Nucor                                                     200           13,008
  Pohang Iron & Steel (South Korea)                         230           25,524
  Posco ADR                                               5,940          161,984
  Reliance Steel & Aluminum                               2,200           66,638
  Rio Tinto (United Kingdom)                              4,925           90,158
  Rio Tinto Limited (Australia)                           7,982          150,193
  Rock-Tenn Company                                       1,900           34,865
  Ryerson Tull                                           16,500          191,895
+ Stillwater Mining Company                               4,200           66,696
  USEC                                                   20,700          182,160
  Worthington Industries                                  8,200          148,420
--------------------------------------------------------------------------------
                                                                       2,095,891
Packaging & Containers - 0.2%
--------------------------------------------------------------------------------
  Bemis                                                     100            4,750
+ Graphic Packaging International                         1,900            3,325
+ Sealed Air                                                300           12,081
+ Silgan Holdings                                         1,050           42,462
+ Smurfit-Stone Container                                17,200          265,224
  Sonoco Products                                         8,700          244,209
  Temple-Inland                                             100            5,786
--------------------------------------------------------------------------------
                                                                         577,837
Paper & Forest Products - 0.4%
--------------------------------------------------------------------------------
  Abitibi (Canada)                                       16,500          152,101
  Abitibi-Consolidated                                   15,100          139,373
  Boise Cascade                                           3,700          127,761
  Georgia-Pacific                                           900           22,122
  Glatfelter                                              2,300           43,240
  International Paper                                     7,000          305,060
  Meadwestvaco                                              400           13,424
  Stora Enso Oyj (Finland)                               17,367          243,382
  Weyerhaeuser                                            3,100          197,935
--------------------------------------------------------------------------------
                                                                       1,244,398
Real Estate - 0.8%
--------------------------------------------------------------------------------
  Alexandria R.E.Equities                                 1,000           49,290
  Annaly Mortgage Management                              8,200          159,080
  Anworth Mortgage Asset                                  7,000           95,270
  Archstone-Smith Trust                                   8,400          224,280
  AvalonBay Communities                                     200            9,288
  Brandywine Realty Trust                                 1,600           41,440
  CBL & Associates Properties                             1,100           44,550
  Cheung Kong (Hong Kong)                                52,500          437,502
  Duke Realty                                               300            8,685
  Equity Office Properties Trust                          8,399          252,810
+ Equity Residential Properties                          13,900          399,625
  Essex Property Trust                                      850           46,495
  Glimcher Realty Trust                                   2,100           38,640
  Health Care Reit                                        1,600           47,920
  Host Marriott                                           1,100           12,430
  LNR Property                                            4,600          158,700
  Mills                                                   1,200           37,200

                        Global Asset Allocation Fund  7

                                                     Number of       Market
Real Estate (Cont.)                                  Shares          Value (US$)
--------------------------------------------------------------------------------
  Nationwide Health Properties                            2,000   $       37,500
  Post Properties                                         2,100           63,336
  Prentiss Properties Trust                               1,600           50,800
  ProLogis                                                  115            2,990
  Ryland Group                                              550           27,363
  SL Green Realty                                         1,300           46,345
  Starwood Hotels & Resorts
  Worldwide                                                 600           19,734
  Vornado Realty Trust                                      200            9,200
  Weingarten Realty Investment                            1,800           63,720
--------------------------------------------------------------------------------
                                                                       2,384,193
Retail - 3.6%
--------------------------------------------------------------------------------
  7-Eleven                                                2,800           22,820
+ Action Performance                                     10,173          321,467
   Albertson's                                            2,300           70,059
+ AnnTaylor Stores                                        1,100           27,929
+ Bed Bath & Beyond                                       8,500          320,790
+ Best Buy                                                  300           10,890
  Blockbuster Class A                                     4,400          118,360
  Bombay Company                                         15,200           66,880
  Brown Shoe Company                                      6,800          191,080
  Burlington Coat Factory                                 5,600          119,000
  Circuit City Stores                                       200            3,750
  CVS                                                       300            9,180
+ Dollar Tree Stores                                        200            7,882
+ eBay                                                      200           12,324
  Family Dollar Stores                                      200            7,050
  Fast Retailing (Japan)                                    600           13,015
+ Federated Department Stores                             4,000          158,800
+ Foot Locker                                            18,800          271,660
  Fred's                                                  3,425          125,972
  Gap                                                       500            7,100
+ Gart Sports                                               300            8,439
+ GOODY'S Family Clothing                                 5,400           62,262
  Great Atlantic & Pacific Tea                            4,400           82,236
+ Gymboree                                                8,600          137,772
  Home Depot                                             14,400          528,912
  Ikon Office Solutions                                  12,400          116,560
  J.C. Penney                                            14,800          325,896
  Jo-Ann Stores Class A                                   1,900           55,480
  Kenneth Cole Productions                                7,750          219,713
+ Kohl's                                                  7,400          518,592
  Kroger                                                 16,700          332,330
  Limited                                                12,600          268,380
  Longs Drug Stores                                       6,500          183,365
  Lowe's Companies                                       12,500          567,500
  May Department Stores                                   1,800           59,274
  Metro (Germany)                                         7,863          240,730
+ Office Depot                                           27,300          458,640
+ Officemax                                               9,500           55,955
+ Petsmart                                               27,900          445,005
+ Rent A Center                                           6,200          359,662
+ Rent-Way                                                4,300           55,556
+ Rite Aid                                                6,600           16,764
  Ross Stores                                             2,700          110,025
+ Safeway                                                 2,900           84,651
  Sears, Roebuck                                            700           38,010
+ Sharper Image                                           2,100           42,315
+ Shopko Stores                                           6,800          135,864
+ Staples                                                 3,300           65,010
+ Starbucks                                              12,300          305,655
  Target                                                  1,000           38,100
  The Finish Line                                        11,600          207,872
  The Swatch Group AG-B
  (Switzerland)                                           1,640          146,010
  The Swatch Group UG
  (Switzerland)                                           3,850           72,822
  TJX                                                    19,400          380,434
+ Toys R Us                                                 200            3,494
+ Tuesday Morning                                         1,600           29,696
  VF                                                        200            7,842
  Wal-Mart Stores                                        21,200        1,166,211
  Walgreen                                                3,800          146,794
  Weis Markets                                            1,000           37,240
  Wet Seal Class A                                       15,125          367,538
+ Whole Foods Market                                        400           19,288
  Winn-Dixie Stores                                       3,200           49,888
--------------------------------------------------------------------------------
                                                                      10,439,790

                                                     Number of       Market
Telecommunications  - 2.9%                           Shares          Value (US$)
--------------------------------------------------------------------------------
  Alltel                                                  2,400   $      112,800
+ Arch Wireless                                             239              239
+ Arris Group                                            10,900           47,949
  AT & T                                                  7,600           81,320
  AT & T Wireless Services                               12,464           72,914
  BellSouth                                              17,300          544,950
+ Boston Communications Group                             2,700           21,708
  CenturyTel                                                200            5,900
  Comcast Special Class A                                 9,200          219,328
  Commonwealth Telephone                                  2,300           92,552
+ Concerto Software                                       3,400           21,420
  Ericsson LM B Shares (Sweden)                         117,396          177,554
+ General Communication Class A                           7,400           49,358
+ Interdigital Communications                             2,500           22,625
+ Itron                                                   7,050          184,922
  KT                                                     24,422          528,736
  Lucent Technologies                                     5,600            9,296
+ Network Appliance                                       6,800           84,592
+ NEXTEL Communications                                     900            2,889
  Nokia Oyj (Finland)                                     6,400           93,672
  NTT DoCoMo (Japan)                                        573        1,410,271
+ Portugal Telecom (Portugal)                            17,989          127,026
+ QUALCOMM                                                7,800          214,422
+ Qwest Communications
  International                                          41,700          116,760
  SBC Communications                                     32,000          976,000
  Scientific-Atlanta                                        200            3,290
  SK Telecom (Korea)                                        790          176,978
+ Somera Communications                                   8,400           59,976
  Sprint PCS                                              1,400            6,258
  SWK Telecom ADR                                         4,600          114,034
+ Symmetricom                                            11,300           41,245
  TDC A/S (Denmark)                                       4,382          121,174
  Telecom Italia Spa (Italy)                             21,200          112,432
  Telefonos De Mexico ADR                                 9,662          309,957
  Telephone & Data Systems                                  100            6,055
+ Terayon Communication Systems                          21,100           28,063
+ Triton PCS Holdings Class A                             4,100           15,990
  Verizon Communications                                 25,400        1,019,810
  Vodafone Group (United
  Kingdom)                                              776,931        1,065,814
--------------------------------------------------------------------------------
                                                                       8,300,279
Textiles, Apparel & Furniture - 0.6%
--------------------------------------------------------------------------------
  Albany International                                    2,850           76,694
  American Woodmark                                       3,743          210,094
+ CHICO'S Fas                                               225            8,172
+ Culp                                                    4,000           64,440
  Gucci Group (Netherlands)                               3,932          372,006
  HON Industries                                          1,700           46,274
+ J. Jill Group                                           4,400          166,980
  Johnson Controls                                          300           24,483
+ Jones Apparel Group                                       500           18,750
  Kellwood                                                5,950          193,375
  Leggett & Platt                                           500           11,700
  Newell Rubbermaid                                       2,500           87,650
  Phillips - Van Heusen                                   2,000           31,200
  Skechers USA Class A                                    6,600          142,626
+ Steven Madden                                           2,500           49,573
+ Williams & Sonoma                                       4,100          125,706
--------------------------------------------------------------------------------
                                                                       1,629,723
Transportation & Shipping - 0.8%
--------------------------------------------------------------------------------
  Airborne                                               13,200          253,440
  AMR                                                       300            5,058
  Brunswick                                                 200            5,600
  Burlington Northern Santa Fe                            1,500           45,000
  Canadian National Railway                               4,000          210,507
+ Continental Airlines Class B                              200            3,156
  CSX                                                     3,200          111,392
  Delta Air Lines                                           200            4,000
  Deutsche Post (Germany)                                17,552          222,746
  East Japan Railway                                          7           32,763
  EGL                                                     4,900           83,104
  Expeditors International                                  400           13,264
+ Fedex                                                     600           32,040
+ Gulfmark Offshore                                       2,200           91,102
+ Mesa Air Group                                          5,500           50,600
  Southwest Airlines                                     12,100          195,536

                        Global Asset Allocation Fund  8

Transportation &                                     Number of       Market
Shipping (Cont.)                                     Shares          Value (US$)
--------------------------------------------------------------------------------
  TNT Post Group (Netherlands)                           11,990   $      270,811
+ Trico Marine Services                                   3,100           21,049
  Union Pacific                                           9,400          594,833
--------------------------------------------------------------------------------
                                                                       2,246,001
Utilities - 1.7%
--------------------------------------------------------------------------------
  AGL Resources                                           1,850           43,309
  American Electric Power                                   200            8,004
  Aquila                                                  1,906           15,248
  Atmos Energy                                            1,800           42,192
  Black Hills                                             2,300           79,580
  Cinergy                                                 5,825          209,642
  Citizens Communications                                 5,900           49,324
  Consolidated Edison                                       600           25,050
  Dominion Resources                                      2,300          151,754
  DPL                                                    10,100          267,145
  DTE Energy                                                800           35,712
  Duke Energy                                             5,700          177,270
  Edison International                                    6,300          107,100
  Entergy                                                 7,500          318,300
  Exelon                                                    700           36,610
  FirstEnergy                                             2,900           96,802
  FPL Group                                               1,500           89,985
  Hong Kong & China Gas
  (Hong Kong)                                            59,840           79,404
  Hong Kong Electric (Hong Kong)                         55,600          207,789
  Iberdrola (Spain)                                      17,200          250,554
  Korea Electric Power
  (South Korea)                                          17,730          324,238
  Northeast Utilities                                     5,900          110,094
  Northwestern                                            6,600          111,870
  Nstar                                                     100            4,478
  PG&E                                                    4,700           84,083
  Pinnacle West Capital                                     900           35,550
  PNM Resources                                           9,300          225,060
  Potomac Electric Power                                    200            4,296
  PPL                                                     2,600           86,008
  Progress Energy                                         7,900          410,878
  Public Service Enterprise Group                           700           30,310
  Puget Energy                                              100            2,069
  Reliant Energy                                         10,100          170,690
  Scottish Power (United Kingdom)                        55,755          299,571
  Sierra Pacific Resources                               14,800          115,440
  Sprint                                                 16,800          178,248
  Tokyo Gas (Japan)                                      77,000          213,925
  TXU                                                       800           41,120
  Unisource Energy                                        4,400           81,708
  Wisconsin Energy                                          200            5,054
--------------------------------------------------------------------------------
                                                                       4,825,464
Total Common Stock
(cost $152,338,849)                                                  166,042,171
--------------------------------------------------------------------------------

Long-Term Debt                                          Principal
Investments - 22.5%                                     Amount
--------------------------------------------------------------------------------
Bonds - 21.3%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.3%
--------------------------------------------------------------------------------
  Lockheed Martin
   8.50% 12/1/29                                        $  395,000       478,200
  Raytheon
   6.75% 8/15/07                                           165,000       175,443
   8.30% 3/1/10                                            130,000       148,384
  Sequa
   8.875% 4/1/08                                            77,000        77,385
--------------------------------------------------------------------------------
                                                                         879,412
Agency Collateralized Mortgage Obligations - 0.4%
--------------------------------------------------------------------------------
  Fannie Mae Grantor Trust
[Check Mark] Series 00-T6 1.084% 6/25/30                     6,215         4,149
[Check Mark] Series 01-T1 0.759% 10/25/40                    1,479           987
[Check Mark] Series 01-T10 0.791% 12/25/41                  60,813        40,441
#  Series 01-T12 0.572% 8/25/41                          1,065,655        19,648
[Check Mark] Series 01-T3 0.739% 11/25/40                    4,332         2,892
[Check Mark] Series 01-T4 0.780% 7/25/41                    22,836        15,243
[Check Mark] Series 01-T7 0.788% 2/25/41                     7,379         4,925
   Series 01-T8 A1 7.50% 7/25/31                           666,550       710,710
[Check Mark] Series 01-T8 8.00% 7/25/41                     69,004        45,888
#  Series 02-T1 0.427% 11/25/31                          1,013,733        14,018
#  Series 02-T4 0.445% 1/25/42                           5,461,142        79,357


Agency Collateralized Mortgage                       Principal       Market
Obligations (Cont.)                                  Amount          Value (US$)
--------------------------------------------------------------------------------
  Fannie Mae
#  Series 01-50 BI 0.499% 10/25/41                   $1,745,237    $      31,905
#  Series 02-36 QH 6.20% 8/25/31                        147,150           11,483
#  Series 02-36 QL 6.25% 12/25/29                       743,000           52,126
   Series 02-36 SJ 15.50% 8/25/31                        67,920           74,207
  Fannie Mae Strip Series 318 2
    6.00% 1/1/32                                        563,722          156,961
--------------------------------------------------------------------------------
                                                                       1,264,940
Agency Mortgage-Backed Securities - 6.8%
--------------------------------------------------------------------------------
  Fannie Mae
   5.50% 8/15/14                                          3,220            3,267
   6.00% 10/1/30                                        122,270          123,073
   6.00% 4/1/32                                             944              943
   6.50% 4/1/32                                             447              456
   6.50% 4/1/32                                           2,137            2,182
   6.50% 5/1/32                                          39,665           40,508
   7.50% 7/1/07                                          95,437          100,715
   7.50% 3/1/31                                          51,925           54,537
   8.00% 4/1/25                                         419,565          449,852
   8.00% 3/1/26                                          23,673           25,337
   8.00% 8/1/26                                         313,061          335,660
  Fannie Mae 30 Year TBA
   6.00% 7/25/29                                        359,000          385,507
   6.50% 7/1/31                                       2,978,000        3,035,699
  Fannie Mae Adjustable Rate
   Mortgage 6.606% 9/1/31                               558,501          581,924
  Fannie Mae
   Pool 621926 6.50% 1/1/32                                 450              460
   Pool 637161 6.00% 4/1/32                             133,107          132,982
   Pool 647446 6.50% 5/1/32                                 148              151
  Federal Home Loan Mortgage
  Corporation (Gold)
   8.50% 7/1/28                                         164,254          176,829
  Federal Home Loan Structured
   Pass Through Securities Series
   T-40 S 6.00% 9/25/04                                 400,000           33,688
  Freddie Mac (Gold)
   6.00% 5/1/32                                       3,900,387        3,897,949
   6.00% 6/1/32                                       3,000,300        2,998,425
   7.50% 10/1/29                                        702,214          741,275
  Freddie Mac Strip Series 216
   6.00% 1/1/32                                         613,708          172,414
  GNMA
   6.50% 3/15/28                                        226,249          232,188
   6.50% 6/15/29                                        441,165          452,194
   6.50% 7/15/29                                        287,335          294,518
   6.50% 6/15/31                                        163,088          166,808
   6.50% 6/15/31                                        385,465          394,259
   6.50% 11/15/31                                       387,940          396,790
   7.00% 4/15/28                                        593,226          618,252
   7.50% 4/15/29                                         29,315           30,973
   7.50% 1/15/30                                        212,637          224,665
   7.50% 10/20/30                                        30,706           32,327
   8.00% 10/15/22                                       199,290          214,735
   8.00% 12/15/23                                       766,189          825,808
   8.00% 8/15/25                                         91,343           97,851
   11.00% 12/15/15                                       10,693           12,441
   11.00% 12/15/15                                        2,141            2,491
   11.00% 12/15/15                                       35,584           41,400
  GNMA TBA 6.50% 7/1/32                               2,315,000        2,361,300
--------------------------------------------------------------------------------
                                                                      19,692,833
Asset-Backed Securities - 0.9%
--------------------------------------------------------------------------------
  Ace Securities Corporation Series
   2001-HE1 M2 3.24% 11/20/31                           120,000          119,325
# Asset Backed Securities Corporation
   Series 01-HE3 6.50% 10/15/31                       1,069,129           73,364
   Series 02-HE1 6.50% 2/15/32                          512,000           45,409
  Bank One Issuance Trust
   Series 2002-C1
   2.801% 4/16/07                                        66,000           66,000
  Conseco Finance Securitizations
   Series 00-4 Class A6
   8.31% 5/1/32                                         480,000          526,677
#  Series 01-1 A 2.50% 1/1/07                           600,600           46,256
#  Series 01-3 2.50% 5/1/33                           1,249,639          105,438
   Series 01-4 A4 7.36% 9/1/33                           75,000           77,597
#  Series 01-4 A 2.50% 9/1/33                           734,211           47,022

                        Global Asset Allocation Fund  9

                                                     Principal       Market
Asset-Backed Securities (Cont.)                      Amount          Value (US$)
--------------------------------------------------------------------------------
   Bank One Insurance Trust
    Series 02-1 A 6.681% 12/1/33                     $  114,045    $     117,093
#  Series 02-2 Aio 8.50% 3/25/33                        105,000           37,126
# Conseco Finance
   Series 02-A HE 7.25% 7/15/04                         570,000           53,010
# Conseco Recreational Enthusiast
   Consumer Trust
   Series 01-A Apio 5.00% 8/15/25                       446,755           33,635
   Credit Suisse First Boston
    Mortgage Securities
    Series 02-HE16 M2
    3.24% 10/25/32                                       68,000           67,660
   Green Tree Financial Corporation
    Series 99-5 A5 7.86% 4/1/31                         440,000          474,121
   Greenpoint Manufactured Housing
    Series 99-5 A4 7.59% 11/15/28                        90,000           97,163
   Hyundai Auto Receivables Trust
    01-A Class D 6.25% 8/15/08                          110,000          112,376
   Morgan Stanley
    Dean Witter Capital
    Series 01-AM1 M2
    3.24% 10/25/31                                      115,000          115,000
    Series 02-AM2 B1
    4.21% 5/25/32                                        25,000           24,832
    Series 02-HE1 B1
    3.64% 9/25/13                                        50,000           49,150
# Oakwood Mortgage Investors
   Series 01-E Aio 6.00% 11/15/09                       146,864           33,363
# Residential Asset
   Securities Corporation
    Series 01-KS3 5.00% 3/25/04                       1,270,000           62,508
    Series 02-KS4 A 5.00% 12/25/04                      775,000           39,955
   Xerox Equipment Lease
    Series 01-1A 5.829% 2/15/08                         143,141          143,074
--------------------------------------------------------------------------------
                                                                       2,567,154
Automobiles & Automotive Parts - 0.5%
--------------------------------------------------------------------------------
   Autonation
    9.00% 8/1/08                                         83,000           85,905
   Daimler Chrysler NA
    7.30% 1/15/12                                       335,000          351,507
   Dana
    6.25% 3/1/04                                         50,000           47,500
    9.00% 8/15/11                                       140,000          138,600
   Ford Motor
    6.625% 10/1/28                                      380,000          321,329
   Lear
    8.11% 5/15/09                                        30,000           30,798
   Lear Series B
    7.96% 5/15/05                                       130,000          134,117
   Navistar International
    8.00% 2/1/08                                        110,000          106,425
   Visteon
    8.25% 8/1/10                                        165,000          179,082
--------------------------------------------------------------------------------
                                                                       1,395,263
Banking, Finance & Insurance - 2.6%
--------------------------------------------------------------------------------
   American General Finance
    5.875% 7/14/06                                      440,000          454,783
*  Amresco
    Series 97-A 10.00% 3/15/04                            6,000            1,290
   Associates Corporation
    6.25% 11/1/08                                       480,000          504,776
   Bank of America
    7.40% 1/15/11                                       625,000          685,595
   Bank One
    6.00% 8/1/08                                         85,000           87,727
   Bankboston NA
    6.375% 3/25/08                                      125,000          128,965
   Calair LLC/Calair Capital
    8.125% 4/1/08                                        70,000           58,800
   Capital One Financial
    7.25% 5/1/06                                        190,000          184,082
   Citigroup
    6.50% 1/18/11                                       190,000          197,891
    6.625% 1/15/28                                      185,000          183,520
   Citigroup Holdings
    7.75% 4/2/12                                        215,000          212,008
   Colonial Capital II
    8.92% 1/15/27                                        35,000           31,159

Banking, Finance &                                    Principal      Market
Insurance (Cont.)                                     Amount         Value (US$)
--------------------------------------------------------------------------------
   Fairfax Financial Holdings
    6.875% 4/15/08                                    $ 150,000   $      122,262
   First Union Capital II
    Series A 7.95% 11/15/29                             435,000          471,507
   Ford Motor Credit
    5.80% 1/12/09                                        20,000           18,829
    6.50% 1/25/07                                       380,000          380,718
    7.375% 10/28/09                                     135,000          139,989
   General Motors Acceptance
    6.125% 9/15/06                                      450,000          456,788
    6.875% 9/15/11                                      390,000          387,851
   GS Escrow
    7.125% 8/1/05                                        84,000           89,773
   Household Finance
    7.00% 5/15/12                                       260,000          258,987
   Istar Financial
    8.75% 8/15/08                                        40,000           39,715
   J.P. Morgan Chase
    5.35% 3/1/07                                        190,000          192,554
   Midland Funding
    10.33% 7/23/02                                        4,704            4,704
    13.25% 7/23/06                                       50,000           51,438
   Midland Funding II
    11.75% 7/23/05                                        7,000            7,097
   Morgan Stanley Dean Witter
    6.75% 4/15/11                                       150,000          154,558
   National City Bank
    6.25% 3/15/11                                       445,000          457,557
   Nisource Finance
    7.625% 11/15/05                                     225,000          226,506
   PNC Funding
    5.75% 8/1/06                                        340,000          350,770
   Provident Capital Trust I
    8.60% 12/1/26                                        35,000           32,364
   Qwest Capital Funding
    7.90% 8/15/10                                       235,000          133,950
   Sovereign Bancorp
    10.50% 11/15/06                                     118,000          130,390
   ST Paul Companies
    5.75% 3/15/07                                       325,000          327,449
   Washington Mutual
    5.625% 1/15/07                                      385,000          390,330
   Webster Capital Trust I
    9.36% 1/29/27                                         5,000            5,009
--------------------------------------------------------------------------------
                                                                       7,561,691
Building & Materials - 0.2%
--------------------------------------------------------------------------------
   American Standard
    7.625% 2/15/10                                      100,000          103,500
   Continental Homes Holding
    10.00% 4/15/06                                       35,000           35,963
   DR. Horton
    8.00% 2/1/09                                        125,000          124,999
   GBP Home
    9.50% 2/15/11                                        80,000           82,600
   MDC Holdings
    8.375% 2/1/08                                        10,000           10,150
   Standard Pacific
    9.50% 9/15/10                                        35,000           36,488
   Toll
    8.125% 2/1/09                                        90,000           90,225
   Webb
    9.375% 5/1/09                                        60,000           63,900
--------------------------------------------------------------------------------
                                                                         547,825
Business Services - 0.1%
--------------------------------------------------------------------------------
   Flag Limited
    8.25% 1/30/08                                        70,000            6,650
   Iron Mountain
    8.25% 7/1/11                                        100,000          100,750
--------------------------------------------------------------------------------
                                                                         107,400
Cable, Media & Publishing - 0.6%
--------------------------------------------------------------------------------
   AOL Time Warner
    7.625% 4/15/31                                      265,000          232,654
   British Sky Broadcasting
    6.875% 2/23/09                                      210,000          193,473
   Chancellor Media
    8.00% 11/1/08                                       160,000          158,800

                        Global Asset Allocation Fund  10

Cable, Media &                                       Principal       Market
Publishing (Cont.)                                   Amount          Value (US$)
--------------------------------------------------------------------------------
   CSC Holdings
    7.625% 4/1/11                                    $  130,000    $     104,750
    7.625% 7/15/18                                       65,000           47,692
    8.125% 7/15/09                                      200,000          165,506
    10.50% 5/15/16                                       80,000           60,400
** Diva Systems
    12.625% 3/1/08                                      280,000           37,100
   Fox/Liberty Networks LLC
    8.875% 8/15/07                                      100,000          103,500
   News America
    6.625% 1/9/08                                        60,000           60,553
   News America Holdings
    7.70% 10/30/25                                      250,000          235,941
   Pegasus Satellite
    12.375% 8/1/06                                       40,000           20,200
   Perry-Judd
    10.625% 12/15/07                                     75,000           73,875
   TCI Communications
    7.875% 8/1/13                                       230,000          209,004
   Von Hoffman
    13.50% 5/15/09                                        1,023              870
--------------------------------------------------------------------------------
                                                                       1,704,318
Chemicals - 0.3%
--------------------------------------------------------------------------------
   Equistar Chemical/Funding
    10.125% 9/1/08                                      210,000          201,600
   Georgia Gulf
    10.375% 11/1/07                                      20,000           21,500
   Hercules
    11.125% 11/15/07                                    100,000          112,500
   IMC Global
    10.875% 6/1/08                                      200,000          216,000
   Lyondell Chemical
    9.625% 5/1/07                                        85,000           81,388
    9.80% 2/1/20                                        120,000          102,750
    9.875% 5/1/07                                        59,000           56,640
   Millennium America
    7.00% 11/15/06                                      120,000          114,300
   Noveon
    11.00% 2/28/11                                       30,000           31,950
*  Sterling Chemical Holdings
    13.50% 8/15/08                                       40,000              200
   Texas Petrochemical Series B
    11.125% 7/1/06                                       20,000           15,900
--------------------------------------------------------------------------------
                                                                         954,728
Collateralized Mortgage Obligations - 1.0%
--------------------------------------------------------------------------------
   Amortizing Residential
    Collateral Trust
#   Series 01-BC6 A
    6.00% 10/25/04                                      469,636           32,453
#   Series 02-BC1 A
    7.10% 2/25/05                                       659,000           48,318
    Series 02-BC1 M2
    2.94% 4/25/32                                        60,000           59,274
#   Series 02-BC3 A
    6.00% 5/25/05                                       470,000           41,015
   Asset Securitizations
    Series 96-MD6 A1C
    7.04% 11/13/29                                       75,000           80,801
    Series 97-MD7 A1B
    7.41% 1/13/30                                        56,200           60,319
#  Bank of America
    Series 2001-PB1 XC 144A
    0.952% 5/11/35                                        1,027               47
   Commercial Mortgage Acceptance
    Series 97-ML1 A2
    6.57% 12/15/30                                      110,000          115,272
#   Series 97-ML1
    0.893% 12/15/30                                   1,855,830           74,699
   Countrywide Home Loan
    Series 98-3 A56.75% 4/25/28                          35,000           36,492
   Countrywide Mortgage
    Backed Securities
    Series 93-C A8 6.50% 1/25/24                         45,000           45,502
#  CS First Boston
    Mortgage Securities
    Series 01-CK6 AX
    0.645% 9/15/18                                    1,379,701           57,775

Collateralized Mortgage                              Principal       Market
Obligations (Cont.)                                  Amount          Value (US$)
--------------------------------------------------------------------------------
    Series 01-CKN5 AX
    1.109% 9/15/34                                   $      465    $         35
   DLJ Commercial Mortgage
    Series 00-CKP1 A1A
    6.93% 8/10/09                                       136,064         145,264
   FFCA Secured Lending
    Series 00-1 Class A2
    7.77% 2/18/19                                       505,000         562,732
   First Union National Bank
    Commercial Mortgage
    Series 00-C1 A1
    7.739% 5/17/32                                       31,035          33,858
   GGP Mall Properties Trust
    Series 01-C1 D3
    4.09% 3/15/14                                       114,052         114,052
#  GMAC Commercial
    Mortgage Securities
    Series 01-C1 X1Strip 144A
    0.521% 4/15/34                                    1,674,649          65,416
   Granite Mortgage
    Series 01-2 1C
    3.324% 10/20/41                                      80,000          80,000
   LB Commercial Conduit
    Mortgage Trust
    Series 96-C2 A
    7.484% 10/25/26                                     196,923         209,914
   LB-UBS Commercial
    Mortgage Trust
    Series 00-C3 A1
    7.95% 7/15/09                                       390,221         429,800
#   Series 01-C7 X2
    0.75% 7/15/38                                     1,400,637          56,334
#   Series 02-C1 XCL
    0.372% 3/15/24                                    1,884,300          43,388
   Merrill Lynch Mortgage Investors
    Series 99-C1 A1
    7.37% 11/15/31                                       68,344          73,427
   Morgan Stanley
    Dean Witter Capital
    Series 01-XLF D
    3.67% 10/7/13                                        54,940          54,863
#   Series 02-HQ X1
    0.698% 4/15/34                                    1,250,000          32,813
   Mortgage Capital Funding
    Series 97-MC1 A3
    7.288% 2/20/27                                       80,000          87,227
   Nomura Asset Securities
    Series 96-MD5 A1B
    7.12% 4/13/39                                        43,400          47,060
   PNC Mortgage Acceptance
    Series 01-C1 X1 Strip
    0.607% 3/12/34                                          543              23
   Residential Assets
    Mortgage Products
    Series 02-SL1 A13
    7.00% 6/25/32                                        74,000          75,908
   Salmon Brothers Mortgage
    Securities VII
    Series 00-C2 A1
    7.298% 7/18/33                                       35,533          38,285
#  Structured Asset Securities
    Series 02-HF1 A
    6.00% 2/25/32                                       564,000          46,706
--------------------------------------------------------------------------------
                                                                      2,849,072
Computers & Technology - 0.2%
--------------------------------------------------------------------------------
   Automatic Data Process
    0.00% 2/20/12                                        42,000          47,408
   SCG Holdings
    12.00% 8/1/09                                        40,000          26,600
   Xerox
    5.25% 12/15/03                                       50,000          43,750
    5.50% 11/15/03                                      160,000         140,000
    5.875% 5/15/04                                       60,000          49,500
   Xerox Series D
    0.57% 4/21/18                                       565,000         339,000
--------------------------------------------------------------------------------
                                                                        646,258

                        Global Asset Allocation Fund  11

                                                     Principal       Market
Consumer Products - 0.0%                             Amount          Value (US$)
--------------------------------------------------------------------------------
   Tyco International Group
    6.75% 2/15/11                                    $   80,000    $      62,238
--------------------------------------------------------------------------------
                                                                          62,238
Electronics & Electrical Equipment - 0.1%
--------------------------------------------------------------------------------
   BRL Universal Equipment
    8.875% 2/15/08                                       40,000           39,800
   Flextronics International
    9.875% 7/1/10                                        60,000           63,000
--------------------------------------------------------------------------------
                                                                         102,800
Energy - 1.4%
--------------------------------------------------------------------------------
   Allegheny Energy 144A
    8.25% 4/15/12                                       225,000          238,021
   Amerada Hess
    5.90% 8/15/06                                       495,000          510,524
   Amerigas Partners
    8.875% 5/20/11                                       23,000           24,035
   CMS Panhandle
    6.125% 3/15/04                                      295,000          276,804
    6.50% 7/15/09                                        30,000           25,457
   Conectiv
    5.30% 6/1/05                                        140,000          141,124
   Conoco Funding
    5.45% 10/15/06                                      495,000          507,574
   Devon Energy
    6.875% 9/30/11                                       20,000           20,864
   First Energy
    5.50% 11/15/06                                      440,000          431,128
   Forest Oil 144A
    7.75% 5/1/14                                         60,000           58,200
   Kerr-McGee
    5.375% 4/15/05                                      425,000          434,415
   Leviathan Gas
    10.375% 6/1/09                                       20,000           21,300
   Mission Energy
    13.50% 7/15/08                                      227,000          229,270
   Newfield Exploration
    7.625% 3/1/11                                        40,000           41,135
   Ocean Energy
    8.375% 7/1/08                                        78,000           82,680
   Pioneer National
    9.625% 4/1/10                                       141,000          155,227
   Pioneer Natural
    7.50% 4/15/12                                        17,000           17,357
   Pogo Producing
    8.25% 4/15/11                                        50,000           50,250
   Pride Petroleum Services
    9.375% 5/1/07                                       100,000          104,750
   Tiverton/Rumford Power
    Associates
    9.00% 7/15/18                                        60,000           46,904
   Transcont Gas Pipe
    7.00% 8/15/11                                       160,000          142,498
   Union Pacific Resources
    7.30% 4/15/09                                       400,000          434,358
   Xto Energy
    7.50% 4/15/12                                       102,000          104,550
--------------------------------------------------------------------------------
                                                                       4,098,425
Environmental Services - 0.2%
--------------------------------------------------------------------------------
   Allied Waste Industries
    7.40% 9/15/35                                       102,000           80,508
   Allied Waste North America
    7.625% 1/1/06                                       250,000          242,500
    10.00% 8/1/09                                       110,000          108,625
   Waste Management
    7.375% 8/1/10                                       225,000          233,984
--------------------------------------------------------------------------------
                                                                         665,617
Food, Beverage & Tobacco - 0.5%
--------------------------------------------------------------------------------
   7-Eleven
    5.00% 12/15/03                                       50,000           51,250
   Anheuser Busch
    7.55% 10/1/30                                       195,000          224,738
   Constellation Brands
    8.00% 2/15/08                                        60,000           62,100
    8.125% 1/15/12                                       10,000           10,313
   Premium Standard Farms
    9.25% 6/15/11                                        20,000           19,300

Food, Beverage &                                     Principal       Market
Tobacco (Cont.)                                      Amount          Value (US$)
--------------------------------------------------------------------------------
   Smithfield Foods
    8.00% 10/15/09                                   $   50,000    $      51,000
   Unilever Capital
    7.125% 11/1/10                                      800,000          883,311
   Vector Group 144A
    6.25% 7/15/08                                        60,000           44,025
--------------------------------------------------------------------------------
                                                                       1,346,037
***Foreign Bonds - 0.3%
--------------------------------------------------------------------------------
   Ontario Province
     5.50% 10/1/08                                      645,000          668,354
   Quebec Province
     5.75% 2/15/09                                      255,000          266,229
--------------------------------------------------------------------------------
                                                                         934,583
Healthcare & Pharmaceuticals - 0.4%
--------------------------------------------------------------------------------
+++Alza 0.369% 7/14/14                                   76,000          103,170
   AmeriSource Berg
    8.125% 9/1/08                                        75,000           77,813
   Columbia/HCA Healthcare
    6.63% 7/15/45                                        80,000           80,056
    7.00% 7/1/07                                         20,000           21,013
    7.19% 11/15/15                                       50,000           51,006
    7.69% 6/15/25                                        20,000           19,967
    8.36% 4/15/24                                        20,000           21,402
   HCA - The Healthcare Company
    6.95% 5/1/12                                         50,000           51,044
    7.875% 2/1/11                                       335,000          361,358
    8.75% 9/1/10                                         50,000           56,507
   Healthsouth
    8.50% 2/1/08                                         20,000           21,100
    10.75% 10/1/08                                      192,000          213,120
*  Integrated Health Services
    9.25% 1/15/08                                        20,000              200
*  Mariner Post Acute Network
    10.50% 11/1/07                                       40,000              400
    9.50% 11/1/07                                        60,000              900
*  Mediq
    13.00% 6/1/09                                        40,000                4
    11.00% 6/1/08                                        40,000              400
   Omnicare
    8.125% 3/15/11                                       60,000           62,100
   Quest Diagnostic
    7.50% 7/12/11                                        70,000           76,191
--------------------------------------------------------------------------------
                                                                       1,217,751
Industrial Machinery - 0.5%
--------------------------------------------------------------------------------
   Amkor Technology
    9.25% 2/15/08                                        30,000           24,600
   Beazer Homes USA
    8.625% 5/15/11                                       34,000           34,680
   Bombardier 144A
    6.75% 5/1/12                                        225,000          234,400
   Briggs & Stratton
    8.875% 3/15/11                                       70,000           73,850
   Case
    7.25% 1/15/16                                        90,000           71,825
   Deere & Company
    6.95% 4/25/14                                       490,000          525,694
   Key Energy Services
    8.375% 3/1/08                                        30,000           30,900
   Lennar
    7.625% 3/1/09                                        20,000           20,400
    9.95% 5/1/10                                         40,000           44,200
*  LTV
    11.75% 11/15/09                                     100,000               10
   Tembec Industries
    8.50% 2/1/11                                        145,000          150,075
   Transocean Sedco Forex
    6.625% 4/15/11                                      260,000          268,165
   United Rentals
    8.80% 8/15/08                                         8,000            7,960
   United Rentals Series B
    10.75% 4/15/08                                       20,000           21,500
--------------------------------------------------------------------------------
                                                                       1,508,259

                        Global Asset Allocation Fund  12

Leisure, Lodging &                                   Principal       Market
Entertainment - 0.6%                                 Amount          Value (US$)
--------------------------------------------------------------------------------
   Circus Circus
    7.625% 7/15/13                                   $   50,000    $      46,250
*  Fitzgerald Gaming
    12.25% 12/15/04                                      14,337            5,036
   Harrahs Operating
    7.50% 1/15/09                                        85,000           89,834
   Hilton Hotels
    8.25% 2/15/11                                       190,000          197,618
   International Game Technology
    8.375% 5/15/09                                      110,000          116,600
   Mandalay Resort
    9.50% 8/1/08                                        145,000          154,425
   MGM Mirage
    8.375% 2/1/11                                       396,000          399,960
   Mohegan Tribal Gaming
    8.125% 1/1/06                                        30,000           30,900
    8.375% 7/1/11                                        90,000           92,363
   Park Place Entertainment
    7.50% 9/1/09                                         10,000            9,874
    7.875% 12/15/05                                     310,000          311,550
    9.375% 2/15/07                                       40,000           41,900
   Starwood Hotels and Resorts
    6.75% 11/15/05                                      145,000          143,376
--------------------------------------------------------------------------------
                                                                       1,639,686
Metals & Mining - 0.2%
--------------------------------------------------------------------------------
   AK Steel
    7.875% 2/15/09                                      160,000          160,800
    9.125% 12/15/06                                       6,000            6,300
   AK Steel 144A
    7.75% 6/15/12                                         6,000            5,970
   Aluminum Company of America
    6.75% 1/15/28                                       365,000          373,296
--------------------------------------------------------------------------------
                                                                         546,366
Miscellaneous - 0.1%
--------------------------------------------------------------------------------
   Avista
    9.75% 6/1/08                                         69,000           72,500
   Day International Group
    9.50% 3/15/08                                        50,000           41,250
   Service Corporation International
    6.75% 6/22/08                                       205,000          202,951
--------------------------------------------------------------------------------
                                                                         316,701
Packaging & Containers - 0.0%
--------------------------------------------------------------------------------
   Ball
    8.25% 8/1/08                                         30,000           31,200
--------------------------------------------------------------------------------
                                                                          31,200
Paper & Forest Products - 0.2%
--------------------------------------------------------------------------------
   Norampac
    9.50% 2/1/08                                         10,000           10,700
   Norske Skog Canada
    8.625% 6/15/11                                       90,000           92,700
   Weyerhaeuser 144A
    6.75% 3/15/12                                       370,000          383,822
--------------------------------------------------------------------------------
                                                                         487,222
Real Estate - 0.3%
--------------------------------------------------------------------------------
   Eop Operating LP
    7.00% 7/15/11                                       350,000          368,303
   Felcor Lodging
    9.50% 9/15/08                                       150,000          153,000
   HMH Properties
    7.875% 8/1/08                                       305,000          292,038
   Ryland Group
    9.75% 9/1/10                                         66,000           71,775
   Schuler Homes
    9.375% 7/15/09                                       55,000           56,375
--------------------------------------------------------------------------------
                                                                         941,491
Retail - 0.5%
--------------------------------------------------------------------------------
   Dillards
    6.43% 8/1/04                                        155,000          152,205
   Fleming Cos
    10.125% 4/1/08                                       60,000           61,200

                                                     Principal       Market
Retail (Cont.)                                       Amount          Value (US$)
--------------------------------------------------------------------------------
   Gap
    6.90% 9/15/07                                    $   80,000    $      73,095
   Hasbro
    6.15% 7/15/08                                       140,000          131,600
   J.C. Penney
    7.40% 4/1/37                                        230,000          225,565
    7.60% 4/1/07                                        260,000          256,402
   SAKS
    7.50% 12/1/10                                       100,000           90,000
    8.25% 11/15/08                                       16,000           15,200
   Sears Roebuck Acceptance
    7.00% 6/1/32                                        220,000          211,389
   Tommy Hilfiger
    6.50% 6/1/03                                         20,000           20,139
   Tricon Global Restaurants
    7.45% 5/15/05                                        70,000           71,400
    7.65% 5/15/08                                        93,000           94,395
+  8.875% 4/15/11                                        30,000           31,950
--------------------------------------------------------------------------------
                                                                       1,434,540
Telecommunications - 0.5%
--------------------------------------------------------------------------------
   Arch Wireless Holdings
    10.00% 5/15/07                                        3,000            2,265
    12.00% 5/15/09                                        2,000              510
   AT&T
    6.00% 3/15/09                                       230,000          181,983
   British Telecom
    8.875% 12/15/30                                     430,000          469,883
   France Telecom
    8.25% 3/1/11                                        185,000          169,212
   Panamsat 144A
    8.50% 2/1/12                                         60,000           55,500
   Price Communications Wireless
    9.125% 12/15/06                                      40,000           41,850
   Qwest 144A
    8.875% 3/15/12                                      100,000           89,500
   Qwest Capital Funding
    7.25% 2/15/11                                        35,000           19,775
   Rogers Cantel
    9.375% 6/1/08                                       150,000          104,250
   Verizon Global
    7.75% 12/1/30                                       240,000          232,239
*  World Access Series B
    13.25% 1/15/08                                       65,000              975
   Worldcom
    7.50% 5/15/11                                       410,000           63,550
--------------------------------------------------------------------------------
                                                                       1,431,492
Textiles, Apparel & Furniture - 0.0%
--------------------------------------------------------------------------------
   Russell 144A
    9.25% 5/1/10                                         20,000           20,700
--------------------------------------------------------------------------------
                                                                          20,700
Transportation & Shipping - 0.5%
--------------------------------------------------------------------------------
   Air 2 US 144A
    8.027% 10/1/19                                      102,967          103,120
   AMR
    9.00% 8/1/12                                         70,000           64,550
   Burlington/Santa Fe
    7.95% 8/15/30                                       175,000          197,774
   Canadian National Rail Road
    7.375% 10/15/31                                     195,000          211,765
   Delta Air Lines
    7.70% 12/15/05                                       30,000           28,122
    7.90% 12/15/09                                      300,000          277,242
    8.30% 12/15/29                                       30,000           23,969
   Kansas City Southern
    9.50% 10/1/08                                        60,000           65,175
   Union Pacific
    7.375% 9/15/09                                      430,000          470,266
   United Airlines
    9.125% 1/15/12                                      100,000           50,500
   US Air Series 93 A3
    10.375% 3/1/13                                       20,000           12,985
--------------------------------------------------------------------------------
                                                                       1,505,468
Utilities - 1.1%
--------------------------------------------------------------------------------
   AES
    8.875% 2/15/11                                       60,000           37,500

                        Global Asset Allocation Fund  13

                                                     Principal       Market
Utilities (Cont.)                                    Amount          Value (US$)
--------------------------------------------------------------------------------
   AES
    9.375% 9/15/10                                   $  110,000    $      72,050
   American Electric Power
    6.125% 5/15/06                                      220,000          224,330
   Cleveland Electric
    9.50% 5/15/05                                        30,000           30,278
   CMS Energy
    6.75% 1/15/04                                       120,000           90,035
    7.00% 1/15/05                                       130,000           93,659
   Dominion Resources
    7.625% 7/15/05                                      580,000          629,372
   Duke Energy
    6.25% 1/15/12                                       200,000          204,385
   Exelon
    6.75% 5/1/11                                        430,000          449,858
   KN Energy
    6.45% 3/1/03                                        225,000          229,302
   Mirant Americas
    8.30% 5/1/11                                         90,000           72,125
   Northeast Utilities
    8.58% 12/1/06                                           442              466
   NRG Northeast Generating
    8.065% 12/15/04                                      65,203           64,454
  Oncor Electric
   6.375% 5/1/12                                        290,000          298,503
  Texas Utilities
   6.375% 6/15/06                                       290,000          298,578
  Western Resource 144A
   7.875% 5/1/07                                        100,000           99,450
   9.75% 5/1/07                                         100,000           95,895
  Westport Resources
   8.25% 11/1/11                                         75,000           77,250
--------------------------------------------------------------------------------
                                                                       3,067,490
Total Bonds
   (cost $61,850,963)                                                 61,528,960
--------------------------------------------------------------------------------
Convertible Bonds - 1.2%
--------------------------------------------------------------------------------
Aerospace & Defense - 0.0%
--------------------------------------------------------------------------------
  Gencorp 144A
   5.75% 4/15/07                                         90,000           97,088
--------------------------------------------------------------------------------
                                                                          97,088
Automobiles & Automotive Parts - 0.0%
--------------------------------------------------------------------------------
  Tower Automotive
   5.00% 8/1/04                                         113,000          108,198
--------------------------------------------------------------------------------
                                                                         108,198
Banking, Finance & Insurance - 0.1%
--------------------------------------------------------------------------------
+++Legg Mason
   144A 1.827% 6/6/31                                   320,000          154,400
+++Orix Finance
   2.944% 6/14/22                                       200,000           76,250
--------------------------------------------------------------------------------
                                                                         230,650
Cable, Media & Publishing - 0.0%
--------------------------------------------------------------------------------
  Lamar Advertising
   5.25% 9/15/06                                         17,000           17,255
  Liberty Media
   3.25% 3/15/31                                         80,000           76,000
--------------------------------------------------------------------------------
                                                                          93,255
Computers & Technology - 0.2%
--------------------------------------------------------------------------------
  Aspen Technology
   5.25% 6/15/05                                        129,000          102,555
  Network Associates 144A
   5.25% 8/15/06                                         52,000           69,030
  Peregrine Systems
   5.50% 11/15/07                                       198,000           72,023
  S3
   5.75% 10/1/03                                        237,000          111,685
  Wind River Systems 144A
   3.75% 12/15/06                                       133,000           93,266
--------------------------------------------------------------------------------
                                                                         448,559
Electronics & Electrical Equipment - 0.0%
--------------------------------------------------------------------------------
  Act Manufacturing
   7.00% 4/15/07                                        200,000            6,000
  Edo 144A
   5.25% 4/15/07                                         70,000           81,463
--------------------------------------------------------------------------------
                                                                          87,463

                                                    Principal        Market
Energy - 0.1%                                       Amount           Value (US$)
--------------------------------------------------------------------------------
+++Global Marine
   2.508% 6/23/20                                   $   331,000    $     171,293
+++Nabors Industries
   1.682% 6/20/20                                       248,000          158,720
--------------------------------------------------------------------------------
                                                                         330,013
Healthcare & Pharmaceuticals - 0.3%
--------------------------------------------------------------------------------
  Alkermes
   3.75% 2/15/07                                         75,000           48,000
  Aviron
   5.25% 2/1/08                                          12,000           10,830
  Cephalon 144A
   2.50% 12/15/06                                       170,000          141,525
  Charles River 144A
   3.50% 2/1/22                                         140,000          156,274
  Genzyme 144A
   3.00% 5/15/21                                         40,000           32,650
  Gilead Sciences
   5.00% 12/15/07                                        55,000           84,563
  Imclone Systems
   5.50% 3/1/05                                         260,000          182,324
  Inhale Therapeutics
   3.50% 10/17/07                                        70,000           36,750
  Isis Pharmaceuticals 144A
   5.50% 5/1/09                                          90,000           75,263
--------------------------------------------------------------------------------
                                                                         768,179
Industrial Machinery - 0.2%
--------------------------------------------------------------------------------
  Freeport-McMoran 144A
   8.25% 1/31/06                                        245,000          369,030
  Mail-Well
   5.00% 11/1/02                                         62,000           60,838
  Safeguard Scientific
   5.00% 6/15/06                                         65,000           42,169
--------------------------------------------------------------------------------
                                                                         472,037
Miscellaneous - 0.1%
--------------------------------------------------------------------------------
  Symantec 144A
   3.00% 11/1/06                                         90,000          109,238
--------------------------------------------------------------------------------
                                                                         109,238
Retail - 0.1%
--------------------------------------------------------------------------------
  CKE Restaurants
   4.25% 3/15/04                                        100,000           89,750
  Rite Aid
   5.25% 9/15/02                                         50,000           49,250
  Rite Aid 144A
   4.75% 12/1/06                                        125,000           90,313
+++TJX Company 144A
   1.391% 2/13/21                                       202,000          154,782
--------------------------------------------------------------------------------
                                                                         384,095
Telecommunications - 0.1%
--------------------------------------------------------------------------------
  Aether Systems
   6.00% 3/22/05                                        170,000          103,913
  Comverse Technology 144A
   1.50% 12/1/05                                        190,000          148,912
--------------------------------------------------------------------------------
                                                                         252,825
Total Convertible Bonds
 (cost $3,604,925)                                                     3,381,600
--------------------------------------------------------------------------------
Total Long-term Debt Investments
 (cost $65,455,888)                                                   64,910,560
--------------------------------------------------------------------------------
Short-Term Investments- 10.7%
--------------------------------------------------------------------------------
  Fannie Mae
   1.76% 7/17/02                                     10,000,000        9,992,177
  Jupiter Securities
   1.80% 7/18/02                                      5,000,000        4,995,750
  Receivables Capital
   1.93% 7/1/02                                       5,000,000        5,000,000
  Sheffield Receivables
   1.82% 7/12/02                                      1,904,000        1,902,959
(+)U.S. Treasury Bill
    1.85% 12/12/02                                    4,060,000        4,029,481
  Windmill Funding
   1.80% 8/15/02                                      5,000,000        4,988,750
--------------------------------------------------------------------------------
Total Short-Term Investments
 (cost $30,906,938)                                                   30,909,117
--------------------------------------------------------------------------------

                        Global Asset Allocation Fund  14

                                                     Number of       Market
Preferred Stock- 1.4%                                Shares          Value (US$)
--------------------------------------------------------------------------------
  Ace
   8.25%                                                  3,281    $     211,329
  Anthem
   6.00%                                                  1,040           86,372
+ Broadwing
    6.75%                                                 2,447           41,354
+ California Federal Preferred
    9.125%                                                4,000          104,440
   Capital One Financial
    6.25%                                                 4,920          237,882
+ Caremark
    7.00%                                                 1,166          133,070
+ Carriage Services
    7%                                                    2,121           65,221
+ Citizens Communications
    6.77%                                                 3,700           72,853
+ CSC Holding
    11.75%                                                    5              336
+ EVI
    5%                                                    4,820          241,000
   Ford Capital Trust II
    6.5%                                                  4,400          247,500
   FPL Group
    8.50%                                                 2,700          149,607
   General Motors
    5.25%                                                 1,500           39,405
+ Global Crossing
    6.75%                                                 1,215               66
   Motorola
    7.00%                                                 4,400          201,828
   Newfld Financial Trust
    6.5%                                                  1,650           94,875
   Owens-Illinois
    4.75%                                                   100            2,310
+ Pegasus Communications
    6.5%                                                  2,689           31,260
+ Radio One
    6.5%                                                    120          121,050
   Sierra Pacific
    9%                                                    1,800           71,100
   Simon Property
    6.50%                                                 1,800          172,800
   Sinclair Broadcast
    6%                                                    5,764          213,268
+ Singapore Press 144A                                    1,500           16,899
   Sovereign Capital Trust
    7.5%                                                  1,480          121,360
+ Suiza Capital Trust
    5.5%                                                  2,970          155,554
+ Titan Trust
    5.75%                                                 1,024           41,216
+ Tower Auto Capital Trust
    6.75%                                                 3,713          135,525
   Toys R US
    6.25%                                                 3,100          159,030
   Travelers Property
    4.50%                                                 4,100           96,965
+ TXI Capital Trust
    5.5%                                                  4,200          144,900
   Txu
    8.75%                                                 1,900          102,980
   Unocal Capital Trust                                   1,749           88,543
   Vec Trust I
    7.75%                                                 4,440          133,200
   Washington Mutual
    5.375%                                                1,050           85,890
   Western Gas $2.625                                     5,175          270,134
--------------------------------------------------------------------------------
Total Preferred Stock
 (cost $4,218,420)                                                     4,091,122
--------------------------------------------------------------------------------
Rights & Warrant - 0.0%
--------------------------------------------------------------------------------
+ Diva Systems                                              840                8
+ Horizon Pcs                                                80                4
+ Iwo Holdings                                               50               13
+ Pliant                                                     30               61
--------------------------------------------------------------------------------
Total Rights & Warrant
 (cost $11,893)                                                               86
--------------------------------------------------------------------------------

                                                    Principal        Market
Put Option - (0.1)%                                 Amount           Value (US$)
--------------------------------------------------------------------------------
  J.P. Morgan Hydibb 7.55 Put 100                   $     (1,000)  $   (169,800)
--------------------------------------------------------------------------------
Total Put Option
 (cost $-129,898)                                                      (169,800)
--------------------------------------------------------------------------------
Short Sales - (0.8)%
--------------------------------------------------------------------------------
  Fannie Mae 30 Year TBA
   6.00% 7/1/32                                         (245,000)      (244,311)
   6.50% 7/1/32                                          (85,000)       (86,647)
  Freddie Mac (Gold) TBA
   6.00% 7/1/32                                       (2,120,000)    (2,114,700)
--------------------------------------------------------------------------------
Total Short Sales
 (cost $-2,447,795)                                                  (2,445,658)
--------------------------------------------------------------------------------
Repurchase Agreements - 7.8%
--------------------------------------------------------------------------------
   With Goldman Sachs
   1.97% 6/30/02 (dated 7/1/02, collateralized
   by $21,025,000 Fannie Mae 6.625% due 11/15/
   10, market value $22,407,066)                      22,634,000     22,634,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
 (cost $22,634,000)                                                  22,634,000
--------------------------------------------------------------------------------
Total Market Value of Securities - 99.1%
 (cost $272,988,295)                                                285,971,598
--------------------------------------------------------------------------------
  Receivables and Other Assets
  Net of Liabilities - 0.9%                                           2,556,970
--------------------------------------------------------------------------------
  Net Assets: 100.0%
--------------------------------------------------------------------------------
   (Equivalent to $11.927 per share based on
   24,190,997 shares issued and outstanding)                       $288,528,568
--------------------------------------------------------------------------------
Components of Net Assets at June 30, 2002:
  Common Stock, par value, $0.01
    per share 50,000,000
    authorized shares                                              $    241,910
  Paid in capital in excess of par
    value of shares issued                                          287,011,941
  Undistributed net investment
    income (++)                                                       4,197,436
  Accumulated net realized loss on
    investments, foreign currencies
    and futures contracts                                           (17,248,811)
  Net unrealized appreciation of
    investments, foreign currencies,
    and futures contracts                                            14,326,092
--------------------------------------------------------------------------------
Total Net Assets                                                   $288,528,568
--------------------------------------------------------------------------------

+ Non-income producing security for the period ended June 30, 2002.
*   Security is currently in default.
** Zero Coupon bond as of June 30, 2002. The interest rate shown is the step-up rate.
+++ Zero Coupon bond as of June, 2002. The interest rate shown is the yield at the time of purchase.
*** Par amounts for foreign debt are expressed in local currency.
(+) Fully or partially pledged as collateral for open futures contracts.
(++) Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.
#  Interest only.
[Check Mark] Principal only.
## For allocation of investments by country see Note 9 to the financial statements.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
GNMA - Ginnie Mae.
PIK - Pay in kind security.
TBA - To Be Announced

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  15

Lincoln National Global Asset Allocation Fund, Inc.


Statement of Operations

Period ended June 30, 2002 (Unaudited)

Investment income:
 Interest                                                         $   3,081,707
-------------------------------------------------------------------------------
 Dividends                                                            1,851,603
-------------------------------------------------------------------------------
 Less: Foreign withholding tax                                          (77,175)
-------------------------------------------------------------------------------
   Total investment income                                            4,856,135
-------------------------------------------------------------------------------

Expenses:
 Management fees                                                      1,126,451
-------------------------------------------------------------------------------
 Accounting fees                                                        124,301
-------------------------------------------------------------------------------
 Custody fees                                                           109,229
-------------------------------------------------------------------------------
 Printing and postage                                                    92,526
-------------------------------------------------------------------------------
 Professional fees                                                       21,533
-------------------------------------------------------------------------------
 Directors fees                                                           3,150
-------------------------------------------------------------------------------
 Other                                                                   21,256
-------------------------------------------------------------------------------
                                                                      1,498,446
-------------------------------------------------------------------------------
Less:
-------------------------------------------------------------------------------
 Expenses paid indirectly                                                (3,629)
-------------------------------------------------------------------------------
 Total expenses                                                       1,494,817
-------------------------------------------------------------------------------
Net investment income                                                 3,361,318
-------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments,
futures contracts, options and foreign currency:
   Net realized gain (loss) on:
-------------------------------------------------------------------------------
   Investment transactions                                           (5,092,404)
-------------------------------------------------------------------------------
   Futures and options contracts                                     (1,872,793)
-------------------------------------------------------------------------------
   Foreign currency transactions                                        703,606
-------------------------------------------------------------------------------
Net realized loss on investments, futures contracts,
options and foreign currency                                         (6,261,591)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of:
-------------------------------------------------------------------------------
   Investments and futures contracts                                 (9,961,900)
-------------------------------------------------------------------------------
   Foreign currency                                                    (843,604)
-------------------------------------------------------------------------------
   Net change in unrealized appreciation/depreciation
   of investments, futures contracts, options
   and foreign currency                                             (10,805,504)
-------------------------------------------------------------------------------
Net realized and unrealized loss on investments, futures
contracts,
options and foreign currency                                        (17,067,095)
-------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                          $(13,705,777)
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  16

Lincoln National Global Asset Allocation Fund, Inc.


Statements of Changes in Net Assets

                                                    Period ended
                                                    6/30/02        Year ended
                                                    (Unaudited)    12/31/01
                                                    ---------------------------
Changes from operations:
 Net investment income                              $  3,361,318   $  8,263,154
-------------------------------------------------------------------------------
Net realized gain (loss) on investments,
futures contracts, options and foreign currency       (6,261,591)   (11,831,727)
-------------------------------------------------------------------------------
Net change in unrealized appreciation/
depreciation of investments, futures contracts,
options and foreign currency                         (10,805,504)   (26,855,610)
-------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                            (13,705,777)   (30,424,183)
-------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                (1,836,593)    (1,300,000)
-------------------------------------------------------------------------------
 Net realized gain on investments                              -    (27,018,261)
-------------------------------------------------------------------------------
    Total distributions to shareholders               (1,836,593)   (28,318,261)
-------------------------------------------------------------------------------
Net decrease in net assets
resulting from capital share transactions            (18,239,053)    (7,951,883)
-------------------------------------------------------------------------------
 Total decrease in net assets                        (33,781,423)   (66,694,327)
-------------------------------------------------------------------------------
Net Assets, beginning of period                      322,309,991    389,004,318
-------------------------------------------------------------------------------
Net Assets, end of period                           $288,528,568   $322,309,991
-------------------------------------------------------------------------------
See accompanying notes to financial statements.

                        Global Asset Allocation Fund  17

Lincoln National Global Asset Allocation Fund, Inc.



Financial Highlights

(Selected data for each capital share outstanding throughout the period)


                                                             Period ended
                                                             6/30/02(1)      Year ended December 31,
                                                             (Unaudited)     2001(2)     2000        1999        1998       1997
                                                              ---------------------------------------------------------------------
Net asset value, beginning of period                           $ 12.563      $ 14.782   $ 16.793    $ 15.759    $ 15.628   $ 14.226

Income (loss) from investment operations:
 Net investment income(3)                                         0.135         0.316      0.393       0.323       0.357      0.383
 Net realized and unrealized gain (loss)
   on investments and foreign currency                           (0.696)       (1.410)    (1.259)      1.409       1.585      2.205
                                                              ---------------------------------------------------------------------
 Total from investment operations                                (0.561)       (1.094)    (0.866)      1.732       1.942      2.588
                                                              ---------------------------------------------------------------------
Less dividends and distributions from:
 Net investment income                                           (0.075)       (0.050)         -      (0.266)     (0.589)         -
 Net realized gain on
   investment transactions                                            -        (1.075)    (1.145)     (0.432)     (1.222)    (1.186)
                                                              ---------------------------------------------------------------------
 Total dividends and distributions:                              (0.075)       (1.125)    (1.145)     (0.698)     (1.811)    (1.186)
                                                              ---------------------------------------------------------------------
Net asset value, end of period                                 $ 11.927      $ 12.563   $ 14.782    $ 16.793    $ 15.759   $ 15.628
                                                              ---------------------------------------------------------------------

Total Return(4)                                                   (4.49%)       (7.88%)    (5.44%)     11.33%      13.50%     19.47%

Ratios and supplemental data:
 Ratio of expenses to average net assets                           0.97%         0.96%      0.94%       0.91%       0.91%      0.89%
 Ratio of net investment income
   to average net assets                                           2.19%         2.38%      2.51%       2.05%       2.36%      2.77%
 Portfolio Turnover                                                 121%          186%       154%        134%        134%       178%
 Net assets, end of period (000 omitted)                       $288,529      $322,310   $389,004    $490,804    $490,154   $438,090

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) As required, effective January 1, 2001, the Fund has adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discount on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain
    (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets from 2.37% to 2.38%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3) Per share information for the period ended June 30, 2002 and the years ended December 31, 2001, 2000, 1999 and 1998 were based on the average shares outstanding method.

(4) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  18

Lincoln National Global Asset Allocation Fund, Inc.


Notes to Financial Statements

June 30, 2002 (Unaudited)


The Fund: Lincoln National Global Asset Allocation Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under The Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and the Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Long-term debt securities are valued by an independent pricing service, and such prices are believed to reflect the fair value of such securities. Options purchased are valued at the last bid price. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on paydowns of assets or mortgage-backed securities are recorded as an adjustment to interest income. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the Statement of Operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of such assets and liabilities at the end of the period resulting from changes in the exchange rates.

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked- to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments.


                        Global Asset Allocation Fund  19

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposits in certain non-interest bearing accounts. For the period ended June 30, 2002, the custodial fees offset arrangements amounted to $3,629.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

Delaware Lincoln Investment Advisors (DLIA) (the "Advisor") is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's sub-advisor, and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.68% of the average daily net assets of the Fund in excess of the $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective in January 1, 2001, LIM was reorganized and contributed to DMBT.

Putnam Investment Management, LLC (the "Sub-Advisor") is responsible for the day-to-day management of the Fund's securities investments. For its services, the Sub-Advisor is paid directly by the Advisor, not the Fund.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

At June 30, 2002 the cost of investments for federal income tax purposes approximates the cost for book purposes. At June 30, 2002 the cost of investments was $272,932,288. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities, and short-term investments, for the period ended June 30, 2002 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2002 are as follows:


Aggregate      Aggregate       Gross           Gross          Net
Cost of        Proceeds        Unrealized      Unrealized     Unrealized
Purchases      from Sales      Appreciation    Depreciation   Appreciation
--------------------------------------------------------------------------
$165,282,035   $172,463,063     $30,398,330    $(17,359,023)   $13,039,310

                        Global Asset Allocation Fund  20

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the period ended June 30, 2002 and the year ended 2001 were as follows:

                                                      Period ended   Year ended
                                                      6/30/02        12/31/01
                                                      --------------------------
Ordinary income                                        $1,836,593    $ 1,300,000
Long-term capital gain                                         --     27,018,261
                                                       ----------    -----------
Total                                                  $1,836,593    $28,318,261
                                                       ==========    ===========

In addition, the Fund declared an ordinary income consent dividend of $2,113,321 for the year ended December 31, 2001. Such amount has been deemed paid and contributed to the Fund as additional Paid-in capital.

The Fund's capital loss carryforwards may be applied against future capital gains. Such capital loss carryforward expire as follows: $3,519,661 in 2009.

5. Supplemental Financial Instrument Information

Forward Foreign Currency Contracts: The Fund may enter into forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on these contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counterparties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 2002 were as follows:

Contracts
to Receive      Foreign                  U.S. Cost                         Unrealized
(Deliver)       Currency                 (Proceeds)     Settlement Date    Gain (Loss)
 -------------------------------------------------------------------------------------
   6,965,240    Australian Dollar        $ 3,936,560     September 2002     $ (56,085)
     (46,617)   Canadian Dollar              (30,679)      July 2002               30
  (2,215,000)   Canadian Dollar           (1,439,686)    September 2002       (13,380)
      32,026    European Monetary Unit        31,612       July 2002               18
  (8,305,170)   European Monetary Unit    (7,917,174)    September 2002      (254,770)
   3,421,600    European Monetary Unit     3,322,114     September 2002        44,599
       1,473    Great British Pound            2,222       July 2002               20
  (2,654,025)   Great British Pound       (3,883,072)    September 2002      (141,801)
     520,000    Great British Pound          767,844     September 2002        20,745
  (1,240,000)   Hong Kong Dollar            (158,998)    September 2002            24
(758,239,800)   Japanese Yen              (6,127,190)    September 2002      (225,766)
   8,216,728    Japanese Yen                  68,023       July 2002              533
  96,810,000    Japanese Yen                 772,718     September 2002        38,410
    -128,111    Mexican Peso                 -12,882       July 2002                3
  23,701,800    Norwegian Kroner           2,972,455     September 2002       148,369
    (419,092)   Swedish Krona                (45,490)      July 2002             (106)
 (13,540,000)   Swedish Krona             (1,379,929)    September 2002       (84,438)
  14,437,000    Swedish Krona              1,561,594     September 2002          (215)
      34,723    Swiss Francs                  23,316       July 2002               17
  (4,454,000)   Swiss Francs              (2,864,309)    September 2002      (132,779)
   3,008,000    Swiss Francs               2,018,185     September 2002         5,892
                                                                           -----------
                                                                            $(650,680)
                                                                           ===========

                        Global Asset Allocation Fund  21

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). The market value of investments pledged to cover margin requirements for open positions at June 30, 2002 was $4,029,481. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2002 were as follows:

Number of                                        Notional                              Unrealized
Contracts      Contracts to purchase (deliver)   Cost (Proceeds)    Expiration Date    Gain (Loss)
 -------------------------------------------------------------------------------------------------
(94,000,000)   90 Day Euro Dollar                  $(23,034,536)    September 2002      $  (1,828)
     (1,900)   DJ Euro Stoxx 50 Future               (5,777,179)    September 2002        (44,402)
       (380)   FTSE 100 Index Future                 (2,664,143)    September 2002         (9,363)
       (250)   Hang Seng Index Future                  (341,075)    September 2002            305
    (30,500)   Russell 2000 Future                  (14,049,566)    September 2002        (24,999)
     14,000    Russell 2000 Future                    6,449,219     September 2002         11,402
     44,750    S&P 500 Future                        44,750,317     September 2002       (134,149)
     (3,000)   S&P/TSE 60 Index Future                 (801,150)    September 2002          2,481
       (425)   SPI 200 Future                          (767,152)    September 2002          1,059
   (400,000)   Tokyo Price Index Future              (3,472,648)    September 2002         21,285
 (3,200,000)   US 10YR Note                          (3,365,732)    September 2002        (19,901)
  9,900,000    US 10YR Note                          10,366,246     September 2002         75,632
 (1,500,000)   US 10YR Swap Future                   (1,552,154)    September 2002         (2,091)
    (400,00)   US 2YR Note                             (416,242)    September 2002         (1,109)
    200,000    US 20YR Note                             202,196     September 2002          1,019
  1,600,000    US 5YR Note                            1,692,966     September 2002          7,802
                                                                                       -----------
                                                                                        $(116,857)
                                                                                       ===========

The use of futures involves elements of market risk and risks in excess of the amount recognized in the financial statements. The "Notional" amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized gain (loss) is reflected in the Fund's net assets.

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Swap Agreements: During the period ended June 30, 2002, the Fund entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. Total return swaps are marked-to-market daily based upon the fair valuation methodology established by the Fund's Board of Trustees. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on the maturity or termination of the swap agreement.


                        Global Asset Allocation Fund  22

At June 30, 2002, the Fund had the following total return swap agreements outstanding:

                                J.P. Morgan Securities Inc.          Morgan Stanley
                                -----------------------------------------------------------------------
    Description                 Agreement with J.P. Morgan           Agreement with Morgan Stanley to
                                Securities Inc. to receive the       receive the notional amount
                                notional amount multiplied by the    multiplied by the return on the
                                return on the Lehman Brothers        Russell 1000 Value Index and to
                                Government Bonds Index and to pay    pay the notional amount
                                the notional amount multiplied by    multiplied by the 1 Month BBA
                                the 1 Month BBA LIBOR adjusted by    LIBOR adjusted by a spread of
                                a spread of minus 0.16%              minus 0.175%
    Expiration Date             April 4, 2003                        May 16, 2003
    Nominal Amount              $35,000,000                          $6,057,107
    Unrealized gain/(loss)      $1,552,880                           $(47,241)

                                Morgan Stanley
                                 ---------------------------------
    Description                 Agreement with Morgan Stanley to
                                receive the notional amount
                                multiplied by the return on the
                                Russell 1000 Growth Index and
                                to pay the notional amount
                                multiplied by the 1 Month BBA
                                LIBOR adjusted by a spread of
                                minus 0.175%
    Expiration Date             May 16, 2003
    Nominal Amount              $(6,045,973)
    Unrealized gain/(loss)      $471,029

Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements, include the potential inability of the counterparts to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also rise from the potential losses from adverse market movements and such losses could exceed the related amounts shown above.

6. Credit and Market Risks

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund. At June 30, 2002, the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at fair a price when it is necessary to liquidate such securities.

The Fund invests in high-yield fixed-income securities, which carry ratings of BBB or lower by S&P and Baa or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.


                        Global Asset Allocation Fund  23

7. Summary of Changes From Capital Share Transactions


                                             Shares Issued Upon                                         Net Decrease Resulting
                     Capital                 Reinvestment of            Capital Shares                  From Capital Share
                     Shares Sold             Dividends                  Redeemed                        Transactions
                      -------------------------------------------------------------------------------------------------------------
                     Shares     Amount       Shares       Amount        Shares         Amount           Shares        Amount
                      -------------------------------------------------------------------------------------------------------------
Period ended June
  30, 2002:          101,009    $1,272,424     148,664    $ 1,836,593   (1,713,195)    $(21,348,070)    (1,463,522)   $(18,239,053)
Year ended
  December 31,
  2001:              278,501     3,633,120   2,104,184     28,318,261    (3,045,123)     (39,903,264)      (622,438)    (7,951,883)


8. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

9. Geographic Disclosure

As of June 30, 2002 the Fund's geographic allocation* was as follows:


Australia                                                                  0.36%
Belgium                                                                    0.03%
Brazil                                                                     0.30%
Canada                                                                     1.10%
Denmark                                                                    0.20%
Finland                                                                    0.17%
France                                                                     2.35%
Germany                                                                    1.06%
Great Britian                                                              3.53%
Hong Kong                                                                  0.25%
Ireland                                                                    0.29%
Italy                                                                      0.19%
Japan                                                                      2.41%
Mexico                                                                     0.28%
Netherlands                                                                0.96%
Portugal                                                                   0.04%
Singapore                                                                  0.23%
South Korea                                                                1.03%
Spain                                                                      0.14%
Sweden                                                                     0.51%
Switzerland                                                                1.24%
United States                                                             83.33%
                                                                         ------
Total                                                                    100.00%
                                                                         ======

* Based on the currency in which each security is denominated.

Like any investment in securities, the value of the portfolio may be subject to risk or loss from market, currency, economic, and political factors which occur in the countries where the fund is invested.

10. Line of Credit

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity Funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. The Fund may borrow up to 10% of its total assets. The Fund had no amount outstanding at June 30, 2002, or at any time during the period.


                        Global Asset Allocation Fund  24